American Funds Short-Term Tax-Exempt Bond
Fund®
Investment portfolio
October 31, 2022
unaudited
Bonds, notes & other debt instruments 78.27% Alabama 2.59%	Principal amount (000)	Value (000)
City of Alabaster, Board of Education, Special Tax School Warrants, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 9/1/2028 (preref. 9/1/2024)	USD500	$514
Black Belt Energy Gas Dist., Gas Project Rev. Bonds, Series 2022-B-1, 4.00% 4/1/2053 (put 10/1/2027)	6,000	5,695
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 6), Series 2021-B, 4.00% 10/1/2052 (put 12/1/2026)	4,500	4,333
Black Belt Energy Gas Dist., Gas Project Rev. Bonds (Project No. 7), Series 2021-C-1, 4.00% 10/1/2052 (put 12/1/2026)	1,840	1,772
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 4), Series 2019-A, 4.00% 12/1/2049 (put 12/1/2025)	12,965	12,574
Black Belt Energy Gas Dist., Gas Supply Prepay Rev. Bonds (Project No. 5), Series 2020-A-1, 4.00% 10/1/2049 (put 10/1/2026)	2,875	2,762
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2022-D-1, 4.00% 7/1/2052 (put 6/1/2027)	10,080	9,766
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2016-A, 5.00% 9/1/2033 (preref. 9/1/2026)	1,500	1,593
Federal Aid Highway Fin. Auth., Special Obligation Rev. Bonds, Series 2017-A, 5.00% 9/1/2035 (preref. 9/1/2027)	2,410	2,592
City of Hoover, G.O. Warrants, Series 2016, 4.00% 7/1/2033 (preref. 7/1/2026)	1,000	1,024
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Capstone at Kinsey Cove Project), Series 2020-A, 0.35% 12/1/2023 (put 2/15/2023)	1,790	1,771
Housing Fin. Auth., Multi Family Housing Rev. Bonds (ECG Monrovia Project), Series 2022-A, 2.00% 10/1/2025 (put 10/1/2024)	2,050	1,981
Housing Fin. Auth., Multi Family Housing Rev. Bonds (Peppertree Place Project), Series 2022-C, 3.25% 11/1/2025 (put 11/1/2024)	1,575	1,555
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 9/15/2023	1,500	1,522
South East Gas Supply Dist., Gas Supply Rev. Bonds (Project No. 2), Series 2018-A, 4.00% 6/1/2049 (put 6/1/2024)	490	483
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 2), Series 2021-B-1, 4.00% 12/1/2051 (put 12/1/2031)	1,730	1,559
Southeast Energy Auth., Commodity Supply Rev. Bonds (Project No. 4), Series 2022-B-1, 5.00% 5/1/2053 (put 8/1/2028)	8,370	8,245
		59,741
Alaska 0.36%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2020-A, 3.25% 12/1/2044	3,815	3,625
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 6/1/2046	365	360
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2026	550	576
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2026	725	764
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 6/1/2027	590	625
Housing Fin. Corp., State Capital Project Bonds, Series 2022-B, 5.00% 12/1/2027	600	638
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 12/1/2032 (preref. 12/1/2023)	1,120	1,141
Housing Fin. Corp., State Capital Project Bonds, Series 2014-A, 5.00% 12/1/2033 (preref. 12/1/2023)	540	550
		8,279
Arizona 0.87%
Board of Regents of the Arizona State University System, Rev. Bonds, Series 2020-A, 5.00% 7/1/2026	300	317
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.40% 7/1/2023	250	243
Bullhead City, Excise Taxes Rev. Obligations, Series 2021-2, 0.75% 7/1/2025	650	586
American Funds Short-Term Tax-Exempt Bond Fund — Page 1 of 39

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-A, AMT, 1.875% 9/1/2032 (put 3/31/2023)	USD700	$694
Coconino County Pollution Control Corp., Pollution Control Rev. Ref. Bonds, Series 2017-B, 1.65% 3/1/2039 (put 3/31/2023)	500	496
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 4.00% 7/1/2023	130	130
Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2021-A, 5.00% 7/1/2025	145	148
Industrial Dev. Auth., Hospital Rev. Bonds (Phoenix Children’s Hospital), Series 2021-A, 5.00% 2/1/2026	1,200	1,247
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 2/1/2023	1,450	1,456
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 5/1/2023	1,125	1,134
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2023	1,875	1,897
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2024	1,445	1,482
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2024	825	849
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 8/1/2025	1,675	1,737
Industrial Dev. Auth., Rev. Bonds (Lincoln South Beltway Project), Series 2020, 5.00% 11/1/2025	1,500	1,560
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 7/1/2024 (preref. 7/1/2023)[1]	250	252
Kyrene Elementary School Dist. No. 28, School Improvement Bonds (2010 Project), Series 2013-B, 4.50% 7/1/2025 (preref. 7/1/2023)[1]	200	202
County of Maricopa, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 3.375% 12/1/2031 (put 6/3/2024)	900	884
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2019-B, AMT, 5.00% 7/1/2025	2,025	2,071
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2024	155	159
City of Phoenix Civic Improvement Corp., Water System Rev. Ref. Bonds, Series 2014-B, 5.00% 7/1/2026	830	852
County of Pima, Sewer System Rev. and Rev. Ref. Obligations, Series 2022, 5.00% 7/1/2027	1,115	1,193
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 1.30% 6/1/2027	450	385
		19,974
California 6.94%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2013-S-4, 5.00% 4/1/2043 (preref. 4/1/2023)	2,005	2,021
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2018-A, 2.625% 4/1/2045 (put 4/1/2026)	2,000	1,910
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.14% 4/1/2045 (put 5/1/2023)[2]	1,155	1,156
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-A-1, (SIFMA Municipal Swap Index + 0.90%) 3.14% 4/1/2045 (put 5/1/2023)[2]	1,250	1,251
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2007-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.14% 4/1/2047 (put 5/1/2023)[2]	500	500
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 4/1/2053 (put 4/1/2024)	5,200	5,041
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-D, (SIFMA Municipal Swap Index + 0.30%) 2.54% 4/1/2056 (put 4/1/2027)[2]	1,200	1,169
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2021-C, (SIFMA Municipal Swap Index + 0.45%) 2.69% 4/1/2056 (put 4/1/2026)[2]	730	718
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2014-S-6, 5.00% 10/1/2054 (preref. 10/1/2024)	1,540	1,592
Trustees of the California State University, Systemwide Rev. Bonds, Series 2017-A, 5.00% 11/1/2026	1,195	1,274
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-A, 5.00% 11/1/2027	1,145	1,211
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 0.55% 11/1/2049 (put 11/1/2026)	945	818
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 11/1/2051 (put 11/1/2023)	1,500	1,504
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2023	205	202
Carlsbad Unified School Dist., G.O. Bonds, 2018 Election, Series 2021-B, 2.00% 8/1/2024	195	189
American Funds Short-Term Tax-Exempt Bond Fund — Page 2 of 39

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Coachella Valley Water Dist., Drinking Water System Rev. Notes, Series 2022-A, 1.375% 6/1/2025	USD3,000	$2,785
Community Choice Fncg. Auth., Clean Energy Project Rev. Green Bonds, Series 2021-B-1, 4.00% 2/1/2052 (put 8/1/2031)	510	476
Educational Facs. Auth., Rev. Bonds (University of Southern California), Series 2009-C, 5.25% 10/1/2024 (escrowed to maturity)	165	171
City of Fontana, Public Facs. Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2021-A, 4.00% 9/1/2023	160	161
Fresno Unified School Dist., G.O. Bonds, 2010 Election, Series 2013-C, 5.50% 8/1/2046	5,000	5,075
Fresno Unified School Dist., G.O. Bonds, 2016 Election, Series 2021-D, 2.00% 8/1/2024	135	131
G.O. Bonds, Series 2021, 5.00% 10/1/2030	170	189
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2023	2,540	2,579
G.O. Rev. Ref. Bonds, Series 2022, 5.00% 9/1/2024	5,000	5,161
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 9/1/2027	4,505	4,841
G.O. Rev. Ref. Bonds, Series 2021, 5.00% 12/1/2027	1,285	1,385
G.O. Rev. Ref. Bonds, Series 2022-B, 4.00% 9/1/2028	1,675	1,732
G.O. Rev. Ref. Bonds, Series 2019, 5.00% 4/1/2029	120	131
G.O. Rev. Ref. Bonds, Series 2022, 4.00% 9/1/2029	2,250	2,330
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 11/1/2029	2,000	2,150
G.O. Rev. Ref. Bonds, Series 2020, 5.00% 3/1/2033	500	544
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 6/1/2028 (preref. 6/1/2027)	1,570	1,681
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-B, 5.00% 11/1/2029 (put 11/1/2022)	1,100	1,100
Health Facs. Fncg. Auth., Rev. Bonds (Stanford Health Care), Series 2021-A, 3.00% 8/15/2054 (put 8/15/2025)	5,285	5,186
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 11/15/2041 (preref. 11/15/2025)	1,385	1,458
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2024	405	414
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2025	690	716
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Los Angeles County Museum of Art Project), Series 2021-B, 2.94% 12/1/2050 (put 6/1/2026)[2]	945	921
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2026	3,500	3,607
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. and Rev. Ref. Bonds, Series 2022-C, AMT, 5.00% 5/15/2028	1,350	1,402
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2020-C, AMT, 5.00% 5/15/2026	3,190	3,309
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2018-D, AMT, 5.00% 5/15/2027	2,000	2,074
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/15/2027	2,475	2,566
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2019-F, AMT, 5.00% 5/15/2028	2,115	2,196
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Green Bonds, Series 2022-G, AMT, 5.00% 5/15/2032	4,765	4,961
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2020-A, 5.00% 7/1/2026	1,550	1,645
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2022-C, 5.00% 6/1/2026	500	530
County of Los Angeles, Dev. Auth., Multi Family Housing Mortgage Rev. Bonds (Long Beach Senior Housing), Series 2022, 2.00% 2/1/2026 (put 2/1/2025)	1,240	1,168
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Cantamar Villas), Series 2021-D-1, 0.30% 2/1/2025 (put 2/1/2024)	2,070	1,974
County of Los Angeles, Dev. Auth., Multi Family Housing Rev. Bonds (Sunny Garden Apartments), Series 2021-C-1, 0.20% 7/1/2024 (put 1/1/2023)	180	179
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Bonds, Series 2016-A, 5.00% 6/1/2023	515	521
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2024	120	123
American Funds Short-Term Tax-Exempt Bond Fund — Page 3 of 39

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
County of Los Angeles, Metropolitan Transportation Auth., Measure R Sales Tax Rev. Ref. Green Bonds, Series 2020-A, 5.00% 6/1/2027	USD1,000	$1,077
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2025	2,100	2,198
Los Angeles Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, Series 2020-C, 5.00% 7/1/2026	1,295	1,375
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2020-A, 5.00% 7/1/2023	1,500	1,519
Municipal Fin. Auth., Multi Family Housing Rev. Bonds (Walnut Apartments), Series 2021-A, 0.45% 12/1/2024 (put 12/1/2023)	940	903
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2022-A, AMT, 4.125% 10/1/2041 (put 10/1/2025)	3,350	3,316
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.70% 12/1/2044 (put 12/1/2023)	3,910	3,760
New Haven Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, Series 2008-C, Assured Guaranty insured, 0% 8/1/2029	7,650	5,938
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 11/1/2022	1,575	1,575
Port of Oakland, Rev. Ref. Bonds, Series 2017, AMT, 5.00% 11/1/2022 (escrowed to maturity)	425	425
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2025	4,640	4,770
Port of Oakland, Rev. Ref. Bonds, Series 2021-H, AMT, 5.00% 5/1/2029	115	121
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2021-A, 4.00% 10/15/2023	155	155
Public Works Board, Lease Rev. Ref. Bonds (Dept. of State Hospitals), Series 2016-E, 5.00% 6/1/2025	1,250	1,265
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 2019-A, 5.00% 8/15/2049 (put 7/13/2023)	4,000	4,035
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 7/1/2024	1,300	1,332
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2022, BAM insured, 5.00% 7/1/2027	685	731
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2023	850	847
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2021, 3.00% 9/1/2024	115	114
County of San Diego, Regional Airport Auth., Airport Rev. Ref. Bonds, Series 2020-C, AMT, 5.00% 7/1/2024	1,000	1,017
County of San Diego, Water Auth., Water Rev. Ref. Bonds, Series 2013-A, 5.00% 5/1/2034 (preref. 11/1/2022)	1,000	1,000
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2022-A, AMT, 5.00% 5/1/2025	5,990	6,118
City and County of San Francisco, Airport Commission, San Francisco International Airport, Rev. Bonds, Series 2018-G, AMT, 5.00% 5/1/2027	780	802
City and County of San Francisco, Airport Commission, San Francisco International Airport, Special Facs. Lease Rev. Bonds (SFO Fuel Co., LLC), Series 2019-A, AMT, 5.00% 1/1/2026	1,500	1,535
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 6/15/2023	1,305	1,320
City and County of San Francisco, G.O. Rev. Ref. Bonds, Series 2020-R-2, 5.00% 6/15/2024	2,785	2,868
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2020-1, 5.00% 7/1/2023	1,800	1,823
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2023	300	304
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2024	240	247
Southern California Public Power Auth., Rev. Ref. Green Bonds (Milford Wind Corridor Phase II Project), Series 2021-1, 5.00% 7/1/2025	115	120
Southern California Public Power Auth., Transmission Project Rev. Bonds (Southern Transmission Project), Series 2017-A, 5.00% 7/1/2023	1,180	1,195
Statewide Communities Dev. Auth., Multi Family Housing Rev. Bonds (Villa Del Sol Apartments), Series 2021-A-2, 0.39% 10/1/2023 (put 4/1/2023)	765	755
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-D, 2.625% 11/1/2033 (put 12/1/2023)	330	324
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Enloe Medical Center), Series 2015, 5.00% 8/15/2028	250	263
City of Tustin, Community Facs. Dist. No. 2014-1 (Tustin Legacy / Standard Pacific), Special Tax Bonds, Series 2015-A, 5.00% 9/1/2027	200	205
American Funds Short-Term Tax-Exempt Bond Fund — Page 4 of 39

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Regents of the University of California, Limited Project Rev. Bonds, Series 2022-S, 5.00% 5/15/2026	USD470	$498
Val Verde Unified School Dist., G.O. Bonds, 2012 Election, Series 2013-A, BAM insured, 5.00% 8/1/2042 (preref. 8/1/2023)	1,500	1,521
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 12/1/2045	540	533
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2022-A, 5.50% 12/1/2052	1,665	1,735
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 12/1/2049	2,215	2,191
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2020-CT, 3.00% 12/1/2050	4,690	4,486
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2022-CU, 5.50% 12/1/2052	375	389
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, AMT, 2.45% 12/1/2031	205	204
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2016-AW, 5.00% 12/1/2033 (preref. 12/1/2026)	230	245
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series 2017-AX, 5.00% 12/1/2033 (preref. 12/1/2027)	245	264
William S. Hart Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2001 Election, Series 2005-B, Assured Guaranty Municipal insured, 0% 9/1/2025	5,000	4,524
		160,070
Colorado 1.78%
Certs. of Part., Series 2021-A, 5.00% 12/15/2025	1,000	1,049
Board of Governors of the Colorado State University System, System Enterprise Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 3/1/2041 (preref. 3/1/2027)	30	32
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2027	4,305	4,458
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2028	2,500	2,590
City and County of Denver, Airport System Rev. Bonds, Series 2022-B, 5.00% 11/15/2028	125	134
City and County of Denver, Airport System Rev. Bonds, Series 2022-A, AMT, 5.00% 11/15/2032	2,000	2,052
City and County of Denver, Dept. of Aviation, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 12/1/2027	1,500	1,547
E-470 Public Highway Auth., Rev. Bonds, Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 2.386% 9/1/2039 (put 9/1/2024)[2]	645	635
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 5.00% 5/15/2029	2,000	2,167
Health Facs. Auth., Rev. Bonds (Intermountain Healthcare), Series 2022-A, 5.00% 5/15/2030	1,600	1,746
Health Facs. Auth., Rev. Bonds (Sanford Health), Series 2019-A, 5.00% 11/1/2022	325	325
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-C, Class I, 4.00% 5/1/2048	810	800
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-B-1, Class I, 4.00% 11/1/2048	715	706
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 11/1/2048	545	540
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-C, Class I, 4.25% 5/1/2049	3,975	3,938
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2019-E, Class I, 4.25% 5/1/2049	1,145	1,134
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-E, Class I, 3.00% 11/1/2051	2,510	2,372
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2021-L, Class I, 3.25% 11/1/2051	2,065	1,953
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-B, Class I, 3.25% 5/1/2052	5,900	5,560
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2022-E, Class I, 5.25% 11/1/2052	5,520	5,628
Regents of the University of Colorado, University Enterprise Rev. and Rev. Ref. Bonds, Series 2019-C, 2.00% 6/1/2054 (put 10/15/2024)	1,000	966
Weld County School Dist. RE-5J, G.O. Bonds, Series 2021, 5.00% 12/1/2022	750	751
		41,083
Connecticut 1.24%
Health and Educational Facs. Auth., Rev. Bonds (Hartford Healthcare Issue), Series 2021-A, 5.00% 7/1/2028	925	967
Health and Educational Facs. Auth., Rev. Bonds (Stamford Hospital Issue), Series 2022-M, 5.00% 7/1/2025	160	163
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2003-X-2, 0.25% 7/1/2037 (put 2/9/2024)	265	252
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2017-C-1, 5.00% 7/1/2040 (put 2/1/2028)	2,755	2,974
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2014-A, 1.10% 7/1/2048 (put 2/7/2023)	6,645	6,594
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Yale University Issue), Series 2010-A-3, 0.25% 7/1/2049 (put 2/9/2024)	USD2,280	$2,166
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 11/15/2041	1,630	1,600
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-E-1, 4.25% 5/15/2042	1,065	1,056
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-F-1, 3.50% 11/15/2043	735	714
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 11/15/2044	155	155
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 11/15/2045	285	284
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-E-1, 3.50% 11/15/2046	320	315
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 11/15/2047	1,735	1,716
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 11/15/2047	1,215	1,202
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D-1, 4.00% 11/15/2047	265	262
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2021-B-1, 3.00% 11/15/2049	1,620	1,526
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-C-4, (SIFMA Municipal Swap Index + 0.625%) 2.865% 5/15/2051 (put 11/15/2024)[2]	3,905	3,886
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2022-A-1, 3.50% 11/15/2051	805	761
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 11/15/2044	420	417
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 11/15/2045	465	461
Special Tax Obligation Bonds (Transportation Infrastructure Purposes), Series 2022-A, 5.00% 7/1/2028	1,000	1,080
		28,551
Delaware 0.07%
G.O. Bonds, Series 2014-B, 4.00% 7/1/2024	1,000	1,013
G.O. Bonds, Series 2021, 5.00% 2/1/2031	130	145
County of Harris, Metropolitan Transportation Auth., Sales and Use Tax Contractual Obligations, Series 2015-B, 5.00% 11/1/2025	345	362
		1,520
District of Columbia 1.28%
G.O. Bonds, Series 2015-A, 5.00% 6/1/2032	2,930	3,032
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Kenilworth 166 Apartments Project), Series 2021, 1.25% 6/1/2025 (put 12/1/2024)	7,395	6,985
Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (Paxton Project), Series 2022, 4.00% 9/1/2040 (put 9/1/2025)	1,000	998
Income Tax Secured Rev. Bonds, Series 2022-A, 5.00% 7/1/2033	575	638
Income Tax Secured Rev. Ref. Bonds, Series 2022-C, 5.00% 12/1/2028	2,000	2,177
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2025	4,000	4,112
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2017-A, AMT, 5.00% 10/1/2026	1,000	1,033
Metropolitan Washington DC Airports Auth., Airport System Rev. and Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2026	1,500	1,550
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 10/1/2023	1,915	1,938
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024	1,000	1,023
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 10/1/2025	1,000	1,028
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2025	900	925
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2026	2,000	2,067
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2020-B, AMT, 5.00% 10/1/2027	1,000	1,037
Metropolitan Washington DC Airports Auth., Airport System Rev. Ref. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	490	508
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Bonds, notes & other debt instruments (continued) District of Columbia (continued)	Principal amount (000)	Value (000)
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2028 (preref. 4/1/2026)	USD230	$242
Rev. Ref. Bonds (National Public Radio, Inc. Issue), Series 2016, 5.00% 4/1/2029 (preref. 4/1/2026)	225	237
		29,530
Florida 3.65%
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 5.00% 12/1/2022	515	515
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-B-1, 4.00% 12/1/2023	450	451
County of Brevard, Housing Fncg. Auth., Multi Family Mortgage Rev. Bonds (Tropical Manor Apartments), Series 2021, 0.25% 12/1/2023 (put 12/1/2022)	325	324
Broward County School Board, Certs. of Part., Series 2022-A, 5.00% 7/1/2027	8,000	8,494
County of Broward, Airport System Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2023	2,530	2,556
County of Broward, Airport System Rev. Bonds, Series 2017, AMT, 5.00% 10/1/2023	1,100	1,111
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023	1,750	1,768
County of Broward, Airport System Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024	1,300	1,326
County of Broward, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Solaris Apartments), Series 2021-B, 0.70% 1/1/2025 (put 7/1/2024)	1,555	1,469
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 7/1/2024	885	909
City of Daytona Beach, Housing Auth., Multi Family Housing Rev. Bonds (The WM at the River Project), Series 2021-B, 1.25% 12/1/2025 (put 12/1/2024)	1,415	1,324
Board of Education, Lottery Rev. Ref. Bonds, Series 2016-B, 5.00% 7/1/2027	1,588	1,676
Board of Education, Public Education Capital Outlay Rev. Ref. Bonds, Series 2019-D, 5.00% 6/1/2023	160	162
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2023	1,500	1,516
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2019-A, AMT, 5.00% 10/1/2024	2,500	2,553
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2022-A, AMT, 5.00% 10/1/2027	6,750	6,986
County of Hillsborough, Aviation Auth., Tampa International Airport Rev. Bonds, Series 2015-A, AMT, 5.00% 10/1/2040 (preref. 10/1/2024)	3,310	3,393
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 7/1/2048	1,110	1,100
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 7/1/2049	1,070	1,056
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 1/1/2050	3,010	2,985
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-2, 3.00% 7/1/2051	410	390
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2020-1, 3.50% 7/1/2051	800	772
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2021-2, 3.00% 7/1/2052	5,015	4,709
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2022-1, 3.50% 7/1/2052	895	853
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2015-A, 3.50% 7/1/2046	140	139
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (The Canopy at West River Towers 1 & 2), Series 2022-A-2, 3.25% 5/1/2026 (put 5/1/2025)	4,155	4,061
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Valencia Park Apartments), Series 2021-A, FHA insured, 0.25% 12/1/2023 (put 12/1/2022)	2,065	2,058
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2023	630	639
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2024	650	671
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2025	1,540	1,610
JEA, Water and Sewer System Rev. Bonds, Series 2020-A, 5.00% 10/1/2025	280	293
County of Lee, Airport Rev. Bonds, Series 2021-B, AMT, 5.00% 10/1/2029	350	358
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2025	210	208
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point Obligated Group), Series 2021, 4.00% 11/15/2026	185	182
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2020-A, 5.00% 10/1/2024	2,000	2,057
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 7/1/2026	1,000	1,022
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Platform 3750), Series 2021, 0.25% 8/1/2024 (put 8/1/2023)	1,580	1,537
American Funds Short-Term Tax-Exempt Bond Fund — Page 7 of 39

unaudited
Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
County of Miami-Dade, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Sunset Bay Apartments), Series 2021, 0.25% 12/1/2023 (put 12/1/2022)	USD1,050	$1,047
County of Miami-Dade, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. of Florida Project), Series 2007, 0.32% 9/1/2027 (put 11/1/2022)	2,205	2,205
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 8/1/2047	3,495	3,626
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Dunwoodie Place Apartments), Series 2021-A, 0.20% 9/1/2024 (put 9/1/2023)	2,160	2,075
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Stratford Point Apartments), Series 2021-B, 0.55% 1/1/2025 (put 7/1/2024)	2,335	2,200
County of Palm Beach, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Christian Manor), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)	2,480	2,365
County of Pinellas, Housing Fin. Auth., Multi Family Mortgage Backed Bonds (Jordan Park Apartments), Series 2021-B, 0.65% 1/1/2025 (put 7/1/2024)	1,225	1,156
County of Polk, Utility System Rev. and Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 10/1/2043 (preref. 10/1/2023)	1,670	1,697
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group), Series 2016, 4.00% 5/1/2026	1,260	1,278
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2024	100	102
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2025	75	77
City of Tampa, Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project), Series 2020-B, 5.00% 7/1/2026	100	104
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2022-A, 5.00% 7/1/2026	1,641	1,737
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2016-A, 5.00% 7/1/2027	315	333
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, Series 2018-B, 5.00% 7/1/2027	445	477
Dept. of Transportation Fncg. Corp., Rev. Bonds, Series 2020, 5.00% 7/1/2024	590	607
		84,319
Georgia 3.17%
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2014-B, 5.00% 1/1/2026	1,200	1,220
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-B, 5.00% 7/1/2027	430	456
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2021-C, AMT, 5.00% 7/1/2028	665	689
City of Atlanta, Urban Residential Fin. Auth., Multi Family Housing Rev. Bonds (Sylvan Hills Senior Apartments Project), Series 2020, 0.41% 12/1/2025 (put 12/1/2023)	785	754
County of Bartow, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Bowen Project), Series 1997-1, 1.80% 9/1/2029	560	480
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project), Series 2013-A, 1.50% 1/1/2040 (put 2/3/2025)	1,175	1,086
City of Columbus, Dev. Auth., Multi Family Housing Rev. Bonds (Highland Terrance Phase II Project), Series 2021-B, 0.34% 4/1/2025 (put 4/1/2024)	2,000	1,896
County of Dawson, Dev. Auth., Multi Family Housing Rev. Bonds (Peaks of Dawsonville Project), Series 2021, 0.28% 10/1/2023	3,500	3,398
County of Dekalb, Housing Auth., Multi Family Housing Rev. Bonds (Columbia Village Project), Series 2021-A, 0.34% 8/1/2024 (put 8/1/2023)	2,420	2,353
G.O. Bonds, Series 2019-A, 5.00% 7/1/2023	4,000	4,049
G.O. Bonds, Series 2020-A, 5.00% 8/1/2023	790	801
G.O. Bonds, Series 2015-A, 5.00% 2/1/2027	1,000	1,038
G.O. Bonds, Series 2021-A, 5.00% 7/1/2033	4,000	4,434
G.O. Rev. Ref. Bonds, Series 2022-C, 5.00% 7/1/2031	500	561
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 6/1/2044	145	145
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 6/1/2045	20	20
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-A-1, 3.50% 12/1/2046	140	138
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 12/1/2047	1,265	1,253
American Funds Short-Term Tax-Exempt Bond Fund — Page 8 of 39

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 5/15/2026	USD3,000	$3,043
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-B, (3-month USD-LIBOR x 0.67 + 0.75%) 2.856% 4/1/2048 (put 9/1/2023)[2]	5,000	4,966
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 4/1/2048 (put 9/1/2023)	770	768
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-D, (3-month USD-LIBOR x 0.67 + 0.83%) 2.926% 8/1/2048 (put 12/1/2023)[2]	9,055	8,978
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-B, 4.00% 8/1/2049 (put 12/2/2024)	100	99
Municipal Electric Auth., General Resolution Projects Bonds, Series 2021-A, 4.00% 1/1/2027	270	271
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2023	145	145
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2024	190	193
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2025	200	205
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2026	280	290
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2021-A, Assured Guaranty Municipal insured, 5.00% 1/1/2027	220	229
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2023	160	160
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2024	170	173
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2025	195	199
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2026	200	206
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2021-A, 5.00% 1/1/2027	200	207
Municipal Electric Auth., Project One Bonds, Series 2021-A, 5.00% 1/1/2030	740	774
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Dallas Manor Apartments Project), Series 2021, 0.25% 10/1/2024 (put 10/1/2023)	325	314
Northwest Georgia Housing Auth., Multi Family Housing Rev. Bonds (Spring Grove Apartments Project), Series 2021, 0.25% 10/1/2024 (put 10/1/2023)	2,250	2,172
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2021, 5.00% 4/1/2028	400	420
County of Rockdale, Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Conyers Project), Series 2022, 3.625% 2/1/2026 (put 2/1/2025)	8,105	7,932
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-A, 0.34% 12/1/2023 (put 12/1/2022)	2,000	1,994
City of Thomaston, Housing Auth., Multi Family Housing Rev. Bonds (Eastgate Apartments Project), Series 2020-B, 0.34% 12/1/2023 (put 12/1/2022)	3,400	3,390
City of Valdosta, Housing Auth., Multi Family Housing Rev. Bonds (TISHCO Rural Rental Housing Portfolio Project), Series 2022, 1.25% 2/1/2025 (put 2/1/2024)	560	541
City of Villa Rica, Downtown Dev. Auth., Multi Family Housing Rev. Bonds (Arbours at Villa Rica Project), Series 2022, 1.25% 8/1/2025 (put 8/1/2024)	9,955	9,490
County of Walker, Dev. Auth., Multi Family Housing Rev. Bonds (Gateway at Rossville Project), Series 2021-B, 0.46% 12/1/2024 (put 12/1/2023)	1,225	1,178
		73,108
Hawaii 0.21%
Airports System Rev. Bonds, Series 2022-B, AMT, 5.00% 7/1/2023	2,000	2,017
Airports System Rev. Bonds, Series 2020-D, 5.00% 7/1/2034	2,000	2,089
Dept. of Transportation, Airports Division, Lease Rev. Certs. of Part., Series 2013, AMT, 5.00% 8/1/2023	690	697
		4,803
Idaho 0.12%
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2027	200	210
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2028	260	275
Health Facs. Auth., Rev. Bonds (St. Luke’s Health System Project), Series 2021-A, 5.00% 3/1/2029	165	176
American Funds Short-Term Tax-Exempt Bond Fund — Page 9 of 39

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Bonds, notes & other debt instruments (continued) Idaho (continued)	Principal amount (000)	Value (000)
Housing and Fin. Assn., Sales Tax Rev. Bonds (Transportation Expansion and Congestion Mitigation Fund), Series 2022-A, 5.00% 8/15/2027	USD1,100	$1,174
Housing and Fin. Assn., Single Family Mortgage Bonds, Series 2019-A, 4.00% 1/1/2050	875	859
		2,694
Illinois 3.21%
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 1/1/2024	625	635
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 11/1/2023	2,750	2,790
City of Chicago, Water Rev. Bonds, Series 2012, 5.00% 11/1/2023	1,200	1,203
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 11/1/2028	1,000	1,017
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 4.00% 11/1/2022	2,800	2,800
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 11/15/2022	500	500
County of Cook, G.O. Rev. Ref. Bonds, Series 2022-A, 5.00% 11/15/2029	3,005	3,224
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2023	100	101
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 3/1/2024	130	133
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2026 (preref. 9/1/2024)	1,000	1,028
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 9/1/2027 (preref. 9/1/2024)	200	206
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 7/1/2028	2,100	2,228
Fin. Auth., Rev. Bonds (Northshore University HealthSystem), Series 2020-A, 5.00% 8/15/2025	1,265	1,315
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-1, 5.00% 5/15/2050 (put 11/15/2024)	2,585	2,631
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2020-B-2, 5.00% 5/15/2050 (put 11/15/2026)	285	295
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 5/1/2023	225	226
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2021-B, (SIFMA Municipal Swap Index + 0.70%) 2.94% 5/1/2042 (put 5/1/2026)[2]	250	242
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 7/1/2043	8,000	8,111
Fin. Auth., Rev. Bonds (University of Chicago), Series 2014-A, 5.00% 10/1/2023	200	203
Fin. Auth., Rev. Bonds (University of Chicago), Series 2021-A, 5.00% 10/1/2025	1,235	1,292
Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2019, AMT, 0.40% 11/1/2044 (put 11/1/2022)	4,085	4,086
G.O. Bonds, Series 2013, 5.00% 7/1/2023	915	921
G.O. Bonds, Series 2022-A, 5.00% 3/1/2024	475	479
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 11/1/2024	5,250	5,297
G.O. Rev. Ref. Bonds, Series 2022-B, 5.00% 3/1/2026	3,950	3,980
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2021-C, 0.80% 7/1/2026	410	369
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Bellwood Senior), Series 2022, 4.00% 3/1/2043 (put 12/1/2024)	1,455	1,442
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Berry Manor), Series 2022, 4.00% 9/1/2025 (put 9/1/2024)	190	190
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Concord Commons), Series 2021, 0.25% 2/1/2024 (put 2/1/2023)	2,575	2,548
Housing Dev. Auth., Multi Family Housing Rev. Bonds (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 3.24% 5/15/2050 (put 5/15/2025)[2]	6,625	6,633
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 10/1/2049	275	272
Housing Dev. Auth., Rev. Bonds, Series 2021-D, 3.00% 10/1/2051	4,730	4,429
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 12/15/2023	1,540	1,559
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2022-A, 3.00% 6/15/2024	765	748
Sales Tax Securitization Corp., Sales Tax Securitization Bonds, Series 2018-C, 5.00% 1/1/2023	500	501
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.25% 11/1/2036 (preref. 11/1/2023)	2,500	2,590
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2014-D, 5.00% 1/1/2024	1,295	1,321
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2019-C, 5.00% 1/1/2025	2,765	2,854
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2023	2,000	2,006
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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2024	USD1,500	$1,530
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2025	250	258
		74,193
Indiana 2.33%
Fin. Auth., Environmental Facs. Rev. Ref. Bonds (Indianapolis Power & Light Co. Project), Series 2020-B, AMT, 0.95% 12/1/2038 (put 4/1/2026)	520	439
Fin. Auth., Environmental Improvement Rev. Bonds (Fulcrum Centerpoint, LLC Project), Series 2022-A, AMT, 4.50% 12/15/2046 (put 12/1/2023)	5,000	5,001
Fin. Auth., Health System Rev. Bonds (Indiana University Health), Series 2019-C, 5.00% 12/1/2022	465	466
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System), Series 2017-A, 5.00% 11/1/2023	1,335	1,356
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 7/1/2048 (preref. 7/1/2023)	10,820	10,880
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2027	330	352
Fin. Auth., State Revolving Fund Program Green Bonds, Series 2021-B, 5.00% 2/1/2028	425	459
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-1, 5.00% 10/1/2023	1,195	1,214
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2023	220	223
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2025	1,250	1,306
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2021-2, 5.00% 10/1/2028	1,250	1,345
Fin. Auth., Wastewater Utility Rev. Ref. Bonds (CWA Auth. Project), Series 2022-A, 5.00% 10/1/2028	1,100	1,188
City of Franklin, Econ. Dev. and Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 7/1/2023	585	589
Franklin Township Multi-School Building Corp., Property Tax First Mortgage Ref. Bonds, Series 2012-B, 5.00% 7/15/2029 (preref. 1/15/2023)	1,165	1,169
Health Fac. Fncg. Auth., Rev. Bonds (Ascension Health Subordinate Credit Group), Series 2005-A-1, 4.00% 11/1/2023	110	111
Housing and Community Dev. Auth., Collateralized Rev. Bonds (RD Moving Forward Justus Project), Series 2021, 0.33% 6/1/2024 (put 6/1/2023)	1,825	1,785
Housing and Community Dev. Auth., Multifamily Housing Rev. Bonds (Emerald Pointe Apartments Project), Series 2022, 5.00% 11/1/2025 (put 11/1/2024)	375	379
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 7/1/2048	4,010	3,954
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 7/1/2048	2,770	2,744
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.75% 1/1/2049	335	327
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-B-1, 3.25% 7/1/2049	280	270
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-B, 3.00% 7/1/2050	795	750
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-C-1, 3.00% 1/1/2052	2,405	2,234
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-C-1, 5.00% 7/1/2053	435	440
City of Indianapolis, Local Public Improvement Bond Bank Bonds, Series 2021-A, 5.00% 6/1/2023	65	66
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2023	230	231
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2024	240	245
City of Indianapolis, Local Public Improvement Bond Bank Bonds (Indianapolis Airport Auth. Project), Series 2019-I-2, 5.00% 1/1/2025	255	263
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Cityway 1 Project), Series 2021-B, 5.00% 2/1/2024	635	647
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2026	2,965	3,013
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2016-A-1, AMT, 5.00% 1/1/2028	300	306
City of Indianapolis, Local Public Improvement Bond Bank Rev. Ref. Bonds (Indianapolis Airport Auth. Project), Series 2015-I, AMT, 5.00% 1/1/2033	2,000	2,002
City of Indianapolis, Water System Rev. Ref. Bonds, Series 2016-B, 5.00% 10/1/2028	4,000	4,227
City of Kokomo, Multi Family Housing Rev. Bonds (KHA RAD I Apartments), Series 2021-A, 0.56% 2/1/2025 (put 2/1/2024)	2,710	2,592
American Funds Short-Term Tax-Exempt Bond Fund — Page 11 of 39

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2022-A, 5.00% 1/1/2028	USD700	$744
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 3/1/2046 (put 3/1/2023)	405	406
		53,723
Iowa 0.60%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-D, 3.50% 1/1/2049	330	316
Fin. Auth., Solid Waste Fac. Rev. Green Bonds (Gevo NW Iowa RNG, LLC Renewable Natural Gas Project), Series 2021, AMT, 1.50% 1/1/2042 (put 4/1/2024)	905	876
PEFA, Inc., Gas Project Rev. Bonds, Series 2019, 5.00% 9/1/2049 (put 9/1/2026)	12,780	12,772
		13,964
Kansas 0.17%
Dept. of Transportation, Highway Rev. Bonds, Series 2004-C-4, (1-month USD-LIBOR x 0.70 + 0.50%) 2.689% 9/1/2024[2]	4,000	3,974
Kentucky 0.77%
Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 2.75% 4/1/2031 (put 12/1/2022)	3,325	3,324
Housing Corp., Multi Family Housing Rev. Bonds (Cambridge Square Project), Series 2021, 0.30% 8/1/2024 (put 2/1/2024)	800	763
Housing Corp., Multi Family Housing Rev. Bonds (New Hope Properties Portfolio Project), Series 2021, 0.41% 4/1/2024 (put 10/1/2023)	4,435	4,234
Housing Corp., Multi Family Housing Rev. Bonds (Winterwood II Rural Housing Portfolio), Series 2021, 0.37% 10/1/2024 (put 10/1/2023)	1,790	1,717
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-B, 4.00% 1/1/2049 (put 1/1/2025)	2,035	2,003
Public Energy Auth., Gas Supply Rev. Bonds, Series 2019-A-1, 4.00% 12/1/2049 (put 6/1/2025)	1,905	1,856
Public Energy Auth., Gas Supply Rev. Bonds, Series 2022-A-2, (USD-SOFR x 0.67 + 1.20%) 3.236% 8/1/2052 (put 8/1/2030)[2]	2,500	2,253
County of Trimble, Pollution Control Rev. Ref. Bonds (Louisville Gas and Electric Co. Project), Series 2016-A, AMT, 1.30% 9/1/2044 (put 9/1/2027)	1,975	1,576
		17,726
Louisiana 1.55%
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 1/1/2023	500	501
Parish of East Baton Rouge, Road and Street Improvement Sales Tax Rev. Ref. Bonds, Series 2020, Assured Guaranty Municipal insured, 5.00% 8/1/2024	1,000	1,026
Parish of East Baton Rouge, Sewerage Commission, Multi Modal Rev. Ref. Bonds, Series 2021-A, 1.30% 2/1/2041 (put 2/1/2028)	3,000	2,452
Parish of East Baton Rouge, Sewerage Commission, Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2026	1,125	1,182
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-A, 0.60% 5/1/2043 (put 5/1/2023)	2,995	2,938
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2017-D-1, 0.60% 5/1/2043 (put 5/1/2023)	1,165	1,143
Gasoline and Fuels Tax Rev. Ref. Bonds, Series 2022-A, (USD-SOFR x 0.50 + 0.50%) 2.621% 5/1/2043 (put 5/1/2026)[2]	1,135	1,095
Grant Anticipation Rev. Bonds, Series 2021, 5.00% 9/1/2023	835	847
Housing Corp., Multi Family Housing Rev. Bonds (Arbours at Lafayette Project), Series 2021, 0.35% 4/1/2024 (put 4/1/2023)	2,195	2,154
Housing Corp., Multi Family Housing Rev. Bonds (Hollywood Acres and Hollywood Heights Projects), Series 2019, 0.55% 12/1/2023	1,900	1,832
Housing Corp., Multi Family Housing Rev. Bonds (Mabry Place Townhomes Project), Series 2021, 0.31% 8/1/2024 (put 8/1/2023)	2,320	2,255
Housing Corp., Single Family Mortgage Rev. Bonds (Home Ownership Program), Series 2022-A, 5.00% 6/1/2052	10,725	10,834
Parish of Jefferson, Sales Tax Rev. Ref. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 12/1/2023	250	254
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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (East Baton Rouge Sewerage Commission Projects), Series 2013-A, 4.00% 2/1/2048 (preref. 2/1/2023)	USD1,000	$1,002
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Louisiana Community and Technical College System Act 391 Projects), Series 2017, BAM insured, 5.00% 10/1/2024	1,000	1,028
Offshore Terminal Auth., Deepwater Port Rev. Bonds (Loop, LLC Project), Series 2013-A, 1.65% 9/1/2033 (put 12/1/2023)	1,835	1,793
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2020-B, 5.00% 5/15/2050 (put 5/15/2025)	610	626
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.00% 6/1/2036 (preref. 6/1/2025)	1,020	1,061
Parish of Tangipahoa, Hospital Service Dist. No. 1, Hospital Rev. Ref. Bonds (North Oaks Health System Project), Series 2021, 5.00% 2/1/2027	1,500	1,537
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 5/15/2023	215	217
		35,777
Maine 0.24%
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2022	125	125
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2024	65	67
Fin. Auth., Student Loan Rev. Bonds, Series 2021-A-1, Assured Guaranty Municipal insured, 5.00% 12/1/2025	75	78
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 11/15/2047	180	178
Housing Auth., Mortgage Purchase Bonds, Series 2021-D, 3.00% 11/15/2051	4,440	4,157
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 11/15/2035	1,040	1,027
		5,632
Maryland 1.44%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 9/1/2044	610	603
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 9/1/2048	2,815	2,801
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-B, AMT, 4.50% 9/1/2048	1,185	1,170
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2019-C, 3.50% 3/1/2050	685	662
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-A, 3.75% 3/1/2050	770	749
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2020-D, 3.25% 9/1/2050	4,730	4,526
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-A, 3.00% 9/1/2051	4,200	3,970
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-B, 3.00% 9/1/2051	1,230	1,155
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2021-C, 3.00% 9/1/2051	2,537	2,375
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2015, 5.00% 7/1/2045 (preref. 7/1/2024)	3,000	3,078
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 7/1/2048	1,075	1,062
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 7/1/2049	1,520	1,500
County of Prince George, Certs. of Part. (Behavioral Health Fac. and Capital Equipment), Series 2021, 5.00% 10/1/2023	700	711
Dept. of Transportation, Consolidated Transportation Bonds, Series 2019, 5.00% 10/1/2026	2,775	2,946
Dept. of Transportation, Consolidated Transportation Bonds, Series 2016, 5.00% 11/1/2026	3,050	3,149
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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Dept. of Transportation, Consolidated Transportation Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2023	USD1,000	$1,005
Transportation Auth., Transportation Facs. Projects Rev. Bonds, Series 2020, 5.00% 7/1/2026	1,585	1,675
		33,137
Massachusetts 0.44%
Dev. Fin. Agcy., Multi Family Housing Rev. Bonds (Salem Heights II Preservation Associates, LP Issue), Series 2021-B, 0.25% 7/1/2024 (put 7/1/2023)	480	468
Dev. Fin. Agcy., Rev. Bonds (Harvard University Issue), Series 2020-A, 5.00% 10/15/2030	1,000	1,115
Dev. Fin. Agcy., Rev. Bonds (Mass General Brigham, Inc.), Series 2019-T-1, 2.84% 7/1/2049 (put 1/29/2026)[2,3]	470	465
Dev. Fin. Agcy., Rev. Ref. Bonds (Berkshire Health Systems Issue), Series 2021-I, 5.00% 10/1/2024	915	937
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2021-B, AMT, 2.00% 7/1/2037	205	159
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2022-B, AMT, 3.625% 7/1/2038	2,400	2,049
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.30% 12/1/2023	125	120
Housing Fin. Agcy., Housing Green Bonds, Series 2021-A-2, 0.40% 6/1/2024	160	152
Housing Fin. Agcy., Housing Green Bonds, Series 2021-B-2, 0.75% 6/1/2025	195	177
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 167, 4.00% 12/1/2043	35	35
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 12/1/2044	175	175
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 181, 4.00% 12/1/2044	175	174
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 6/1/2045	170	170
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 12/1/2046	185	182
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 223, 3.00% 6/1/2047	830	784
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 224, 5.00% 6/1/2050	375	380
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 6/1/2039	780	774
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 6/1/2043	335	330
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 12/1/2044	70	70
Massachusetts Bay Transportation Auth., Sales Tax Green Bond Anticipation Notes, Series 2021, 4.00% 5/1/2025	965	983
Transportation Fund Rev. Bonds (Rail Enhancement Program), Series 2021-B, 5.00% 6/1/2026	350	370
		10,069
Michigan 2.29%
Brandon School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2016, 5.00% 5/1/2030 (preref. 5/1/2025)	1,250	1,301
Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 12/1/2047 (preref. 12/1/2022)	4,930	4,937
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2025	2,000	2,070
Fin. Auth., Hospital Rev. Ref. Bonds (Beaumont - Spectrum Consolidation), Series 2022, 5.00% 4/15/2027	1,170	1,239
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-3, Assured Guaranty Municipal insured, 5.00% 7/1/2023	2,500	2,528
Fin. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2020-A-1, 5.00% 6/1/2025	1,000	1,014
Hospital Fin. Auth., Hospital Rev. Ref. and Project Rev. Bonds (Ascension Health Senior Credit Group), Series 2010-F-1, 4.00% 11/15/2047 (put 6/1/2023)	4,000	4,009
Housing Dev. Auth., Multi Family Housing Rev. Bonds, Series 2020, 0.32% 12/1/2023 (put 12/1/2022)	5,575	5,562
Housing Dev. Auth., Rental Housing Rev. Bonds, Series 2021-A, 0.55% 4/1/2025	675	623
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2015-A, 4.00% 6/1/2046	2,120	2,112
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 6/1/2047	880	864
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 6/1/2048	2,750	2,690
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 12/1/2048	2,005	1,978
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 6/1/2049	4,905	4,859
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 12/1/2050	4,095	3,954
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 6/1/2052	2,625	2,466
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-A, 5.00% 6/1/2053	3,135	3,167
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2022-D, 5.50% 6/1/2053	5,990	6,202
City of Lansing, Board of Water and Light, Utility System Rev. Bonds, Series 2019-A, 5.00% 7/1/2024	375	385
American Funds Short-Term Tax-Exempt Bond Fund — Page 14 of 39

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
Strategic Fund, Limited Obligation Rev. Bonds (Consumers Energy Co. Project), Series 2019, AMT, 1.80% 10/1/2049 (put 10/1/2024)	USD710	$677
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 12/1/2023	290	295
		52,932
Minnesota 2.04%
County of Dakota, Community Dev. Agcy., Multi Family Housing Rev. Bonds (Ree-Aster House Apartments Project), Series 2020, 0.35% 6/1/2024 (put 6/1/2023)	2,885	2,816
G.O. Rev. Ref. Bonds, Series 2017-D, 5.00% 10/1/2025	6,460	6,772
City of Hopkins, Multi Family Housing Rev. Bonds (Raspberry Ridge Project), Series 2021, 0.26% 2/1/2024 (put 2/1/2023)	1,420	1,405
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 7/1/2031	50	50
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 7/1/2038	210	209
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 1/1/2041	140	139
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 1/1/2045	375	370
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 1/1/2046	875	859
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2016-E, 4.00% 1/1/2047	55	55
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 1/1/2048	440	434
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 7/1/2048	3,220	3,185
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 1/1/2049	3,230	3,196
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-B, 3.50% 7/1/2050	1,195	1,155
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-E, 3.50% 7/1/2050	985	951
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2020-I, 3.00% 1/1/2051	1,295	1,226
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-B, 3.00% 7/1/2051	640	604
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-D, 3.00% 1/1/2052	275	259
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-F, 3.00% 7/1/2052	4,050	3,800
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2021-H, 3.00% 7/1/2052	2,365	2,213
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2022-A, 3.00% 7/1/2052	4,565	4,248
Municipal Gas Agcy., Commodity Supply Rev. Bonds, Series 2022-A, 4.00% 12/1/2052 (put 12/1/2027)	11,265	10,851
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2014-B, AMT, 5.00% 1/1/2025	1,000	1,009
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2025	475	484
City of St. Paul, Metropolitan Airports Commission, Airport Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 1/1/2026	880	900
		47,190
Mississippi 0.28%
Home Corp., Collateralized Multi Family Housing Rev. Bonds (J&A Dev. Portfolio Project I), Series 2021-1, 0.30% 2/1/2024 (put 2/1/2023)	605	598
Home Corp., Multi Family Housing Rev. Bonds (Southwest Village Apartments Project), Series 2022-2, 2.00% 2/1/2025 (put 2/1/2024)	1,760	1,721
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-A, 3.00% 6/1/2050	1,000	934
Home Corp., Single Family Mortgage Social Rev. Bonds, Series 2022-C, 5.00% 12/1/2052	1,040	1,051
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 1/1/2033 (preref. 1/1/2025)	1,025	1,063
West Rankin Utility Auth., Rev. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 1/1/2034 (preref. 1/1/2025)	1,025	1,062
		6,429
Missouri 1.06%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (BJC Health System), Series 2021-B, 4.00% 5/1/2051 (put 5/1/2026)	6,005	6,101
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 5/1/2041	1,405	1,390
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-A, 3.50% 11/1/2050	2,735	2,646
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-C, 3.50% 11/1/2050	USD845	$814
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2020-D, 3.25% 5/1/2051	3,565	3,401
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-A, 3.00% 5/1/2052	1,075	1,013
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-B, 3.00% 5/1/2052	4,120	3,874
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2021-C, 3.25% 11/1/2052	995	941
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-B, 4.00% 11/1/2040	230	229
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2014-A, 4.00% 11/1/2041	145	145
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 11/1/2045	850	839
County of St. Charles, Industrial Dev. Auth., Multi Family Housing Rev. Bonds (Hidden Valley Estates), Series 2021, 0.27% 8/1/2025 (put 10/1/2023)	1,540	1,489
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 7/1/2030	1,500	1,634
		24,516
Montana 0.24%
Board of Housing, Single Family Homeownership Bonds, Series 2012-A-2, AMT, 4.00% 12/1/2038	200	199
Board of Housing, Single Family Mortgage Bonds, Series 2015-B-2, AMT, 3.50% 12/1/2042	200	197
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 6/1/2044	115	113
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 12/1/2045	1,275	1,263
Board of Housing, Single Family Mortgage Bonds, Series 2020-C, 3.00% 12/1/2050	1,150	1,093
Board of Housing, Single Family Mortgage Bonds, Series 2020-B, 4.00% 12/1/2050	1,005	985
Board of Housing, Single Family Mortgage Bonds, Series 2021-B, 3.00% 12/1/2051	385	362
Board of Housing, Single Family Mortgage Bonds, Series 2022-A, 3.00% 6/1/2052	1,400	1,306
		5,518
Nebraska 0.72%
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 5), Series 2022-1, 5.00% 5/1/2053 (put 10/1/2029)	6,955	6,826
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 3/1/2040	80	77
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 9/1/2044	350	347
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 9/1/2045	585	580
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 9/1/2046	175	171
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 9/1/2048	555	546
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 9/1/2048	2,900	2,853
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 9/1/2049	1,665	1,633
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2020-C, 3.00% 9/1/2050	545	516
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2021-C, 3.00% 9/1/2050	3,165	2,971
		16,520
Nevada 0.54%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2022-A, 5.00% 6/15/2031	2,000	2,154
County of Clark, Airport System Rev. Notes, Series 2021-B, AMT, 5.00% 7/1/2025	1,765	1,805
County of Clark, Airport System Rev. Ref. Bonds (McCarran International Airport), Series 2019-A, 5.00% 7/1/2023	1,470	1,487
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 7/1/2027	1,815	1,924
County of Clark, Pollution Control Rev. Ref. Bonds (Nevada Power Co. Projects), Series 2017, 1.65% 1/1/2036 (put 3/31/2023)	645	639
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
Housing Division, Multi Family Housing Rev. Bonds (Southwest Village Apartments), Series 2021, 0.47% 10/1/2024 (put 10/1/2023)	USD515	$496
Housing Division, Single Family Mortgage Rev. Ref. Bonds, Series 2022-A, 3.50% 4/1/2051	970	922
Las Vegas Convention and Visitors Auth., Convention Center Expansion and Renovation Rev. Bonds, Series 2022-B, 5.00% 7/1/2029	1,210	1,299
Las Vegas Valley Water Dist., Limited Tax G.O. Water Rev. Ref. Bonds, Series 2020-A, 5.00% 6/1/2026	1,685	1,780
		12,506
New Hampshire 0.13%
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2018-A, AMT, (SIFMA Municipal Swap Index + 0.75%) 2.615% 10/1/2033 (put 7/1/2024)[2]	3,085	2,955
New Jersey 1.59%
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-A, 1.00% 6/1/2023	275	269
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.15% 6/1/2023	5,500	5,395
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020-E, AMT, 0.85% 12/1/2025	1,755	1,557
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.10% 11/1/2029 (put 12/1/2027)	2,325	1,931
Econ. Dev. Auth., Water Facs. Rev. Ref. Bonds (American Water Co., Inc. Project), Series 2020, AMT, 1.20% 11/1/2034 (put 6/1/2023)	4,915	4,840
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Ramapo College of New Jersey Issue), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 7/1/2023	850	860
Educational Facs. Auth., Rev. Ref. Bonds (Princeton University), Series 2016-B, 5.00% 7/1/2024	2,505	2,578
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (RWJ Barnabas Health Obligated Group Issue), Series 2019-B-3, 5.00% 7/1/2045 (put 7/1/2026)	1,000	1,044
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Hackensack Meridian Health Obligated Group Issue), Series 2017-A, 5.00% 7/1/2023	2,425	2,449
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-B, AMT, 5.00% 12/1/2023	300	303
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2021-A, AMT, 5.00% 12/1/2024	330	336
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Browns Woods Apartments Project), Series 2021-A, 1.25% 12/1/2024 (put 12/1/2023)	1,910	1,859
Housing and Mortgage Fin. Agcy., Multi Family Conduit Rev. Bonds (Riverside Senior Apartments Project), Series 2019-D, 2.03% 12/1/2022	1,345	1,344
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 10/1/2048	3,625	3,607
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 10/1/2050	625	625
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2020-E, 3.50% 4/1/2051	1,590	1,525
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2022-I, 5.00% 10/1/2053	2,250	2,274
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 6/1/2023	3,205	3,228
Turnpike Auth., Turnpike Rev. Bonds, Series 2014-A, 5.00% 1/1/2028	230	236
Turnpike Auth., Turnpike Rev. Bonds, Series 2020-D, 5.00% 1/1/2028	350	368
		36,628
New Mexico 0.69%
Educational Assistance Foundation, Education Loan Bonds, Series 2021-1-A, AMT, 2.05% 9/1/2051	2,475	2,031
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-D, 1.10% 6/1/2040 (put 6/1/2023)	500	491
City of Farmington, Pollution Control Rev. Ref. Bonds (Public Service Co. of San Juan Project), Series 2010-E, 1.15% 6/1/2040 (put 6/1/2024)	3,985	3,793
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 3/1/2046	360	349
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2017-B-2, Class I, AMT, 3.75% 3/1/2048	425	413
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-C, Class I, 4.00% 1/1/2049	950	935
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 7/1/2050	490	481
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Bonds, notes & other debt instruments (continued) New Mexico (continued)	Principal amount (000)	Value (000)
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2021-C, Class I, 3.00% 1/1/2052	USD725	$679
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2022-D, Class I, 5.25% 3/1/2053	3,595	3,681
Municipal Energy Acquisition Auth., Gas Supply Rev. Ref. and Acquisition Bonds, Series 2019, 5.00% 11/1/2039 (put 5/1/2025)	3,045	3,110
		15,963
New York 6.81%
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2023	100	100
Build NYC Resource Corp., Rev. Bonds (Academic Leadership Charter School Project), Series 2021, 4.00% 6/15/2024	70	69
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 6/1/2024	360	368
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 5.00% 3/15/2024 (escrowed to maturity)	3,000	3,074
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027	1,540	1,638
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2022-A, 5.00% 3/15/2027 (escrowed to maturity)	1,460	1,562
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-C, 5.00% 3/15/2024 (escrowed to maturity)	3,000	3,071
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 11/1/2022	1,020	1,020
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-P, 1.55% 11/1/2023	1,875	1,839
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-E, 0.85% 11/1/2024	1,115	1,051
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2020-L-2, 0.75% 11/1/2025	9,225	8,344
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-E-2, 0.65% 11/1/2056 (put 11/1/2025)	1,775	1,575
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-I-2, 0.70% 11/1/2056 (put 11/1/2025)	1,705	1,540
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2021-J-2, 1.10% 11/1/2061 (put 5/1/2027)	6,460	5,611
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, 2.94% 5/1/2033 (put 10/1/2023)[2]	890	890
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.94% 5/1/2033 (put 10/1/2023)[2]	2,705	2,705
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2008-B-4, 5.00% 11/15/2023	3,000	3,051
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-B, 5.00% 11/15/2022	195	195
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-B, 5.00% 11/15/2022	650	650
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-B, AMBAC insured, 5.25% 11/15/2023	715	727
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 11/15/2026 (preref. 11/15/2022)	1,000	1,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.69% 11/15/2044 (put 11/15/2022)[2]	4,750	4,747
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-C, 5.00% 11/15/2047 (preref. 11/15/2022)	2,650	2,652
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 11/15/2022	1,845	1,846
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2016-D, 5.00% 11/15/2022	1,020	1,021
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-B, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.55%) 2.586% 11/1/2032 (put 4/1/2024)[2]	2,160	2,112
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D-2-A-2, Assured Guaranty Municipal insured, (USD-SOFR x 0.67 + 0.80%) 2.836% 11/1/2032 (put 4/1/2026)[2]	580	550
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-B, 5.00% 11/15/2023	1,590	1,611
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 5.00% 11/15/2023	675	684
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.40% 4/1/2023	265	261
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 235, AMT, 0.55% 10/1/2023	195	189
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 10/1/2030	475	467
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 10/1/2034	355	352
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 10/1/2037	1,065	1,046
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 10/1/2043	210	207
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 10/1/2044	455	446
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 233, 3.00% 10/1/2045	6,555	6,195
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 10/1/2045	USD180	$177
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 10/1/2046	740	733
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 10/1/2047	1,700	1,663
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 10/1/2047	1,405	1,391
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 239, 3.25% 10/1/2051	280	261
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 242, 3.50% 10/1/2052	145	138
New York City G.O. Bonds, Series 2013-J, 5.00% 8/1/2025	3,325	3,367
New York City G.O. Bonds, Series 2017-C, 5.00% 8/1/2025	1,000	1,044
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2025	2,000	2,088
New York City G.O. Bonds, Series 2014-I-1, 5.00% 3/1/2026	825	842
New York City G.O. Bonds, Series 2018-A, 5.00% 8/1/2026	1,185	1,254
New York City G.O. Bonds, Series 2021-A-1, 5.00% 8/1/2033	195	211
New York City G.O. Bonds, Series 2015-F-4, 5.00% 6/1/2044 (put 12/1/2025)	1,530	1,588
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2/15/2024	105	107
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 11/1/2060 (put 7/1/2025)	2,035	1,852
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 5/1/2050 (put 12/29/2023)	1,000	988
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2020-I-2, 0.70% 11/1/2060 (put 5/1/2025)	1,980	1,812
New York City Housing Dev. Corp., Multi Family Housing Rev. Green Bonds (Sustainable Dev. Bonds), Series 2021-F-2, 0.60% 5/1/2061 (put 7/1/2025)	1,890	1,704
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 6/15/2026	3,305	3,499
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-E-1, 5.00% 2/1/2023	185	186
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 11/1/2024	3,725	3,847
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-F-1, 5.00% 11/1/2024	1,810	1,869
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-1, 5.00% 11/1/2025	325	340
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-D-1, 5.00% 11/1/2026	2,510	2,657
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2013-I, 5.00% 5/1/2027	790	796
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2022-A-1, 5.00% 11/1/2027	3,400	3,644
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 1999-A-1, 5.00% 11/1/2028	3,490	3,762
Port Auth., Consolidated Bonds, Series 223, AMT, 5.00% 7/15/2023	375	378
Port Auth., Consolidated Bonds, Series 194, 5.00% 10/15/2024	1,050	1,084
Power Auth., Rev. Bonds (Green Transmission Project), Series 2022-A, Assured Guaranty Municipal insured, 5.00% 11/15/2027	1,000	1,077
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2023	1,100	1,115
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 12/1/2024	2,500	2,529
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2025	880	904
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 5.00% 12/1/2026	1,320	1,339
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2026	1,000	1,012
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2022, AMT, 5.00% 12/1/2028	5,235	5,260
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Green Bonds (MTA Bridges and Tunnels), Series 2022-E-1, 5.00% 11/15/2027	5,950	6,335
Triborough Bridge and Tunnel Auth., Payroll Mobility Tax Rev. Ref. Green Bonds (MTA Bridges and Tunnels), Series 2022-E-2B, 5.00% 11/15/2032	2,115	2,316
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 6/1/2027	1,500	1,553
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-D, 5.00% 3/15/2024 (preref. 3/15/2023)	1,000	1,006
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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2015-A, 5.00% 3/15/2024	USD2,340	$2,396
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-C, 5.00% 3/15/2025	1,000	1,037
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2026	1,420	1,492
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 3/15/2027 (preref. 3/15/2026)	2,805	2,956
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 12/15/2025	370	377
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2029	5,000	5,358
Utility Debt Securitization Auth., Restructuring Bonds, Series 2022-TE-1, 5.00% 12/15/2030	4,665	5,083
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (EG Mt. Vernon Preservation, LP Project), Series 2020, 0.30% 12/1/2023 (put 12/1/2022)	915	912
County of Westchester, Industrial Dev. Agcy., Multi Family Housing Rev. Bonds (Marble Hall - Tuckahoe, LP Project), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)	5,365	5,278
		157,084
North Carolina 2.04%
City of Burlington, Housing Auth., Multi Family Housing Rev. Bonds (Thetford Portfolio), Series 2021, 0.30% 11/1/2024 (put 11/1/2022)	4,190	4,190
City of Durham, Housing Auth., Multi Family Housing Rev. Bonds (JJ Henderson Apartments Project), Series 2020, 0.30% 6/1/2024 (put 6/1/2023)	200	196
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 1/1/2026 (escrowed to maturity)	1,000	1,079
City of Goldsboro, Multi Family Housing Rev. Bonds (Grand at Day Point), Series 2021, 0.28% 5/1/2024 (put 5/1/2023)	885	864
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2018-E, 0.80% 1/15/2048 (put 10/31/2025)	3,230	2,956
Hospital Auth., Health Care Rev. Bonds (Charlotte-Mecklenburg Hospital), Series 2021-B, 5.00% 1/15/2050 (put 12/2/2024)	7,500	7,694
Hospital Auth., Health Care Rev. Ref. Bonds (Charlotte-Mecklenburg Hospital), Series 2022-A, 5.00% 1/15/2030	515	559
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 7/1/2047	2,240	2,224
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 47, 3.00% 7/1/2051	8,675	8,143
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 7/1/2039	345	339
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 7/1/2047	3,450	3,409
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 42, 4.00% 1/1/2050	1,520	1,494
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 44, 4.00% 7/1/2050	4,110	4,033
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Winds Crest Senior Living, LP), Series 2021, 0.36% 6/1/2024 (put 6/1/2023)	1,060	1,042
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 5/1/2023	1,000	1,007
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2026	1,615	1,651
Raleigh-Durham Airport Auth., Airport Rev. Ref. Bonds, Series 2015-B, AMT, 5.00% 5/1/2028	1,000	1,017
Board of Governors of the University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (USD-SOFR x 0.67 + 0.65%) 2.666% 12/1/2041 (put 6/1/2025)[2]	1,250	1,229
County of Wake, G.O. Recreation and Open Space Bonds, Series 2022-C, 5.00% 2/1/2027	2,160	2,309
County of Wake, Limited Obligation Bonds, Series 2021, 5.00% 3/1/2023	1,650	1,660
		47,095
North Dakota 1.46%
County of Cass, Joint Water Resource Dist., Temporary Rev. Ref. Improvement Bonds, Series 2021-A, 0.48% 5/1/2024	3,310	3,095
City of Grand Forks, Health Care System Rev. Bonds, Series 2021, 5.00% 12/1/2027	605	625
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 7/1/2046	2,310	2,260
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 1/1/2036	85	85
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 1/1/2038	305	304
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2016-B, AMT, 4.00% 1/1/2047	2,675	2,636
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 1/1/2048	615	607
American Funds Short-Term Tax-Exempt Bond Fund — Page 20 of 39

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Bonds, notes & other debt instruments (continued) North Dakota (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 7/1/2048	USD3,245	$3,203
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-A, 4.00% 1/1/2049	6,955	6,860
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2018-D, 4.25% 1/1/2049	3,385	3,355
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 7/1/2049	640	634
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-F, 3.75% 7/1/2050	750	732
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2020-B, 3.00% 7/1/2051	1,755	1,664
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-A, 3.00% 1/1/2052	720	679
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2021-B, 3.00% 7/1/2052	1,500	1,392
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2022-A, 4.00% 1/1/2053	5,770	5,597
		33,728
Ohio 2.08%
Air Quality Dev. Auth., Air Quality Dev. Rev. Ref. Bonds (Duke Energy Corp. Project), Series 2022-B, AMT, 4.25% 11/1/2039 (put 6/1/2027)	2,790	2,725
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-B, 1.375% 2/1/2026 (put 11/1/2024)	175	163
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2005-A, AMT, 2.10% 1/1/2029 (put 10/1/2024)	1,000	950
Capital Facs. Lease Appropriation Bonds, Series 2021-A, 5.00% 2/1/2025	1,085	1,124
City of Cleveland, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 1/1/2025	1,000	1,018
City of Columbus, Limited Tax Bonds, Series 2019-B, 5.00% 4/1/2023	1,690	1,703
City of Dayton, Metropolitan Housing Auth., Multi Family Housing Rev. Bonds (Southern Montgomery Apartments Project), Series 2021-A, 0.32% 9/1/2024 (put 9/1/2023)	6,165	5,974
G.O. Common Schools Bonds, Series 2018-A, 5.00% 6/15/2024	545	561
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2025	475	495
G.O. Highway Capital Improvement Bonds, Series 2022-X, 5.00% 5/1/2027	135	144
G.O. Infrastructure Improvement Rev. Ref. Bonds, Series 2021-B, 5.00% 2/1/2030	170	187
County of Geauga, Rev. Bonds (South Franklin Circle Project), Series 2012-A, 8.00% 12/31/2047 (preref. 12/31/2022)[1]	5,870	6,031
Healthcare Fac. Rev. Bonds (Otterbein Homes Obligated Group), Series 2021-B, 4.00% 7/1/2023	85	85
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2023	1,060	1,063
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2024	1,875	1,910
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2021-B, 5.00% 1/1/2025	555	573
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Chevybrook Estates Apartments Project), Series 2021, 0.35% 3/1/2024 (put 3/1/2023)	480	474
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Franklin Manor North Project), Series 2021, 0.25% 9/1/2024 (put 9/1/2023)	1,875	1,803
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Glen Meadows Apartments Project), Series 2021-A, 0.40% 11/1/2024 (put 11/1/2023)	800	771
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Marianna Terrace Apartments), Series 2022-A, 1.30% 3/1/2025 (put 3/1/2024)	366	353
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pendleton Apartments Project), Series 2021, 0.26% 3/1/2025 (put 3/1/2023)	1,750	1,727
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Pinzone Tower Apartments Project), Series 2021, 0.28% 12/1/2023 (put 12/1/2022)	2,245	2,238
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Post Oak Station Project), Series 2022, 3.35% 7/1/2025 (put 7/1/2024)	295	289
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (The Arts Apartments Project), Series 2020-A, 0.35% 12/1/2023 (put 12/1/2022)	2,000	1,994
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-K, 3.50% 9/1/2046	505	493
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2016-D, 4.00% 3/1/2047	385	380
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-B, AMT, 4.50% 3/1/2047	250	248
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-D, 4.00% 3/1/2048	USD1,655	$1,634
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 9/1/2049	1,955	1,946
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2020-A, 3.75% 9/1/2050	2,095	2,030
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-C, 3.25% 3/1/2051	3,070	2,904
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2021-A, 3.00% 3/1/2052	1,840	1,734
Miami University, General Receipts and Rev. Ref. Bonds, Series 2022-A, 5.00% 9/1/2027	575	613
County of Montgomery, Hospital Facs. Rev. Bonds (Dayton Children’s Hospital), Series 2021, 5.00% 8/1/2029	175	188
Turnpike and Infrastructure Commission, Rev. Bonds, Series 2013-A-1, 5.00% 2/15/2025	820	824
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2022-A, 5.00% 2/15/2028	500	537
Water Dev. Auth., Water Dev. Rev. Bonds, Series 2013-A, 5.00% 6/1/2023	215	217
		48,103
Oklahoma 0.31%
Capital Improvement Auth., State Highways Capital Improvement Rev. Ref. Bonds (Oklahoma Dept. of Transportation Project), Series 2020-A, 5.00% 7/1/2023	1,335	1,351
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2022-A, 5.00% 3/1/2052	3,285	3,319
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2024	275	283
Board of Regents of Oklahoma State University, General Rev. Ref. Bonds, Series 2020-A, 5.00% 9/1/2025	420	439
Tulsa County Independent School Dist. No. 1, Combined Purpose G.O. Bonds, Series 2021-B, 2.00% 9/1/2026	2,000	1,846
		7,238
Oregon 0.81%
Dept. of Administrative Services, State Lottery Rev. Bonds, Series 2015-A, 5.00% 4/1/2026	1,420	1,475
G.O. Bonds (Article XI-Q State Projects), Series 2017-A, 5.00% 5/1/2027	1,500	1,606
G.O. Bonds (Veteran’s Welfare Bonds Series 96), Series 2015-Q, 4.00% 12/1/2045	1,260	1,250
G.O. Bonds (Veteran’s Welfare Bonds Series 99B), Series 2017-Q, 3.50% 12/1/2047	960	939
G.O. Bonds (Veteran’s Welfare Bonds Series 108), Series 2021-O, 3.00% 12/1/2051	2,790	2,580
G.O. Bonds (Veteran’s Welfare Bonds Series 109), Series 2022-D, 5.00% 12/1/2052	1,800	1,819
Housing and Community Services Dept., Housing Dev. Rev. Bonds (The Susan Emmons Apartments Project), Series 2021-S-2, 0.38% 6/1/2024 (put 12/1/2023)	1,095	1,052
Housing and Community Services Dept., Housing Dev. Rev. Bonds (Westwind Apartments Project), Series 2021-H, 0.25% 3/1/2024 (put 3/1/2023)	480	474
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 1/1/2047	335	332
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 7/1/2047	1,725	1,706
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2020-A, 3.50% 1/1/2051	845	814
Housing and Community Services Dept., Multi Family Housing Dev. Rev. Bonds (Plaza Los Amigos Apartments Project), Series 2022-T-2, 3.00% 2/1/2026 (put 2/1/2025)	1,080	1,033
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 7/1/2023	1,000	1,008
Port of Portland, Portland International Airport Rev. Bonds, Series 25-B, AMT, 5.00% 7/1/2024	1,750	1,777
Port of Portland, Portland International Airport Rev. Ref. Bonds, Series 26-C, AMT, 5.00% 7/1/2025	800	819
		18,684
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Bonds, notes & other debt instruments (continued) Pennsylvania 2.39%	Principal amount (000)	Value (000)
County of Berks, G.O. Bonds, Series 2015, 4.00% 11/15/2027 (preref. 11/15/2023)	USD170	$171
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 2.38% 1/1/2030 (put 11/1/2025)[2]	510	490
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-B, (USD-SOFR x 0.67 + 0.35%) 2.38% 7/1/2031 (put 11/1/2025)[2]	675	649
Bethlehem Area School Dist. Auth., School Rev. Bonds (Bethlehem Area School Dist. Ref. Project), Series 2021-C, (USD-SOFR x 0.67 + 0.35%) 2.38% 1/1/2032 (put 11/1/2025)[2]	535	514
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 12/1/2022	500	500
Central Dauphin School Dist., G.O. Bonds, Series 2016, 5.00% 2/1/2027 (preref. 8/1/2026)	995	1,054
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2015, 5.00% 1/1/2038 (preref. 1/1/2025)	2,465	2,552
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 11/15/2032 (preref. 11/15/2023)	205	209
Cumberland Valley School Dist., G.O. Bonds, Series 2015, 5.00% 11/15/2034 (preref. 11/15/2023)	175	178
Econ. Dev. Fncg. Auth., Pollution Control Rev. Ref. Bonds (PPL Electric Utilities Corp. Project), Series 2008, 0.40% 10/1/2023	1,800	1,727
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 12/31/2022	495	496
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 6/30/2023	610	614
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2009, 0.95% 12/1/2033 (put 12/1/2026)	5,000	4,281
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 0.58% 8/1/2037 (put 8/1/2024)	1,200	1,120
Econ. Dev. Fncg. Auth., UPMC Rev. Bonds, Series 2017-A, 5.00% 11/15/2023	1,000	1,016
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.84% 6/1/2049 (put 6/1/2024)[2]	2,720	2,710
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2026	95	97
Higher Education Assistance Agcy., Education Loan Rev. Bonds, Series 2021-A, AMT, 5.00% 6/1/2027	525	535
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 4/1/2033	825	822
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 4/1/2039	425	420
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-117-A, AMT, 3.50% 4/1/2040	375	370
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2015-118-A, AMT, 3.50% 4/1/2040	710	704
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-119, 3.50% 10/1/2041	150	148
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2016-120, 3.50% 10/1/2046	230	226
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 10/1/2046	2,560	2,532
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-133, 3.00% 10/1/2050	3,205	3,041
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2020-132-A, 3.50% 4/1/2051	805	786
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-135-A, 3.00% 10/1/2051	945	903
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2021-137, 3.00% 10/1/2051	840	774
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2022-138-A, 3.00% 10/1/2052	1,530	1,404
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Harrison Senior Tower), Series 2021, 0.25% 6/1/2024 (put 6/1/2023)	3,265	3,181
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (School of Nursing), Series 2021, 0.27% 8/1/2024 (put 8/1/2023)	3,375	3,280
County of Lehigh, General Purpose Auth., Hospital Rev. Bonds (Lehigh Valley Health Network), Series 2019-A, 5.00% 7/1/2025	1,200	1,239
County of Lehigh, General Purpose Auth., Rev. Bonds (The Good Shepherd Group), Series 2021-A, 4.00% 11/1/2022	325	325
County of Montour, Geisinger Auth. Health System Rev. Bonds (Geisinger Health System), Series 2014-B, (1-month USD-LIBOR x 0.67 + 1.07%) 3.585% 6/1/2028 (put 6/1/2024)[2]	3,500	3,507
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2030	800	868
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2022-C, 5.00% 6/1/2031	780	850
Philadelphia School Dist., G.O. Bonds, Series 2021-A, 5.00% 9/1/2028	1,265	1,322
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2026	1,000	1,039
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2027	USD600	$625
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2028	365	381
Philadelphia School Dist., G.O. Green Bonds, Series 2021-B, 5.00% 9/1/2029	1,080	1,131
City of Pittsburgh, Water and Sewer Auth., Water and Sewer System Rev. Ref. Bonds, Series 2017-C, Assured Guaranty Municipal insured, 2.89% 9/1/2040 (put 12/1/2023)[2]	3,935	3,936
Turnpike Commission, Turnpike Rev. Bonds, Series 2021-B, 5.00% 12/1/2022	805	806
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2025	500	523
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 12/1/2026	400	423
Turnpike Commission, Turnpike Rev. Ref. Bonds, Series 2017-A-2, 5.00% 12/1/2024	485	502
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 4/15/2023	225	227
		55,208
Puerto Rico 0.02%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2021, 5.00% 7/1/2028	380	395
Rhode Island 0.69%
Health and Educational Building Corp., Higher Education Facs. Rev. Bonds (Brown University Issue), Series 2022-A, 5.00% 9/1/2033	5,000	5,564
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 4/1/2033	265	266
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 4/1/2039	395	388
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 69-B, 4.00% 10/1/2048	590	577
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 75-A, 3.00% 10/1/2051	4,990	4,682
Housing and Mortgage Fin. Corp., Multi Family Dev. Bonds, Series 2021-A-1, 0.45% 10/1/2040 (put 10/1/2023)	435	420
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 12/1/2022	1,300	1,302
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 12/1/2023	650	658
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 5.00% 12/1/2024	2,100	2,147
		16,004
South Carolina 1.24%
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Colonel Bluffs Apartments Project), Series 2022-B, 1.25% 8/1/2025 (put 8/1/2024)	5,395	5,143
City of Columbia, Housing Auth., Multi Family Housing Rev. Bonds (Palmetto Terrace Apartments Project), Series 2021, 0.31% 6/1/2024 (put 6/1/2023)	1,250	1,224
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2/1/2024	500	505
City of Columbia, Waterworks and Sewer System Rev. Bonds, Series 2019-A, 4.00% 2/1/2025	525	533
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 1/1/2047	1,040	1,031
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 7/1/2047	140	138
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 7/1/2048	1,065	1,063
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-A, 4.00% 7/1/2050	1,595	1,561
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	735	690
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2020-B, 3.25% 1/1/2052	1,805	1,728
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2022-A, 4.00% 1/1/2052	900	873
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 7/1/2036	200	198
Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (Villages at Congaree Pointe Project), Series 2021-B, 1.25% 6/1/2025 (put 6/1/2024)	970	929
Ports Auth., Rev. Bonds, Series 2015, AMT, 5.25% 7/1/2055 (preref. 7/1/2025)	2,000	2,081
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 12/1/2022	400	400
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2024	700	718
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 12/1/2025	120	123
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2022	3,395	3,399
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 12/1/2028	280	286
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2022-A, 5.00% 12/1/2029	85	89
American Funds Short-Term Tax-Exempt Bond Fund — Page 24 of 39

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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Connecticut Village Apartments), Series 2022, 1.05% 8/1/2025 (put 8/1/2023)	USD1,025	$1,005
City of Spartanburg, Housing Auth., Multi Family Housing Rev. Bonds (Hickory Heights and Oakland Apartments Project), Series 2021, 0.29% 10/1/2024 (put 10/1/2023)	3,030	2,953
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2027	395	411
Spartanburg Regional Health Services Dist., Hospital Rev. Ref. Bonds, Series 2022, 5.00% 4/15/2028	1,500	1,566
		28,647
South Dakota 0.36%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-A, AMT, 3.00% 11/1/2030	30	30
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 5/1/2044	220	219
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2013-E, AMT, 4.00% 11/1/2044	25	25
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2015-D, 4.00% 11/1/2045	285	284
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 11/1/2046	1,580	1,556
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 11/1/2048	1,775	1,768
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2021-B, 3.00% 11/1/2051	2,315	2,178
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2022-C, 5.00% 5/1/2053	2,135	2,157
		8,217
Tennessee 0.63%
City of Chattanooga, Health, Educational and Housing Fac. Board, Collateralized Multi Family Housing Rev. Bonds (Battery Heights Apartments Project), Series 2021, 0.20% 8/1/2024 (put 8/1/2023)	1,200	1,169
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-1-C, 3.00% 7/1/2038	70	70
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-1-A, AMT, 4.00% 7/1/2039	210	209
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-2-B, 4.00% 1/1/2042	1,365	1,347
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 7/1/2042	1,085	1,072
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 7/1/2043	120	120
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 1/1/2045	330	328
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 7/1/2045	375	372
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 7/1/2045	250	248
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 1/1/2046	440	436
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-B, 3.50% 1/1/2047	280	275
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 3.75% 1/1/2050	490	476
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2022-2, 5.00% 1/1/2053	665	672
Knoxville Community Dev. Corp., Collateralized Multi Family Housing Rev. Bonds (Austin 1B Apartments Project), Series 2021, 0.22% 10/1/2024 (put 10/1/2023)	1,245	1,192
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Memphis Tower Apartments Project), Series 2020, 0.25% 12/1/2023 (put 12/1/2022)	625	622
City of Memphis, Health, Educational and Housing Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Tillman Cove Apartments), Series 2020, 0.55% 12/1/2024 (put 6/1/2024)	3,725	3,487
County of Memphis-Shelby, Airport Auth., Airport Rev. Bonds, Series 2021-A, AMT, 5.00% 7/1/2025	1,000	1,022
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Rev. Bonds (Vanderbilt University Medical Center), Series 2021-A, 5.00% 7/1/2031	415	429
Tennessee Energy Acquisition Corp., Commodity Project Rev. Bonds, Series 2021-A, 5.00% 5/1/2052 (put 11/1/2031)	1,000	975
		14,521
Texas 10.72%
Affordable Housing Corp., Multi Family Housing Rev. Bonds (Apartments of Las Palmas I, LLC), Series 2021, 0.25% 12/1/2024 (put 12/1/2022)	160	160
Alvin Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2024	1,000	1,023
Alvin Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2014-B, 0.45% 2/15/2036 (put 8/15/2023)	1,730	1,693
American Funds Short-Term Tax-Exempt Bond Fund — Page 25 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 12/1/2022	USD645	$646
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2024	215	217
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2025	175	177
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Great Hearts America - Texas), Series 2021-A, 4.00% 8/15/2026	110	111
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Harmony Public Schools), Series 2016-A, 5.00% 2/15/2024	310	317
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Riverwalk Education Foundation, Inc.), Series 2019, 5.00% 8/15/2025	800	832
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2022	325	325
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2023	390	393
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2024	405	409
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2025	425	430
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2019-A, 4.00% 12/1/2026	440	445
City of Arlington, Water and Wastewater System Rev. Bonds, Series 2021, 5.00% 6/1/2023	115	116
Aubrey Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2029	1,000	1,087
Austin Affordable PFC, Inc., Multi Family Housing Rev. Bonds (Bridge at Turtle Creek Apartments), Series 2020, 0.42% 12/1/2040 (put 12/1/2023)	3,855	3,804
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2026	2,820	2,901
City of Austin, Airport System Rev. Bonds, Series 2022, AMT, 5.00% 11/15/2027	2,000	2,062
City of Austin, Airport System Rev. Ref. Bonds, Series 2019, AMT, 5.00% 11/15/2025	1,370	1,405
Azle Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2024	1,035	1,058
Barbers Hill Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026	1,735	1,824
County of Bexar, Combination Tax and Rev. Certs. of Obligation, Series 2013-B, 5.00% 6/15/2033 (preref. 6/15/2023)	105	106
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2023	1,500	1,508
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2024	1,000	1,021
Birdville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/15/2023	1,275	1,282
Boerne Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2/1/2027	1,200	1,274
Cameron County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Sunland Country Apartments), Series 2021, 0.28% 2/1/2024 (put 8/1/2023)	2,025	1,968
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Redwood Apartments), Series 2020, 0.41% 1/1/2041 (put 1/1/2024)	3,220	3,084
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2/15/2024	645	660
Carroll Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019-A, 5.00% 2/15/2025	1,485	1,540
Carrollton-Farmers Branch Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2023	1,135	1,141
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2013-B, 0.28% 2/15/2038 (put 8/15/2024)	835	776
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2023	60	61
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2024	65	67
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2025	75	78
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2026	410	429
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2027	200	211
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2021-T, 5.00% 8/15/2028	40	43
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2023	90	90
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2024	115	116
American Funds Short-Term Tax-Exempt Bond Fund — Page 26 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Clifton Higher Education Fin. Corp., Education Rev. Bonds (International Leadership of Texas, Inc.), Series 2021, 4.00% 8/15/2025	USD160	$162
Collin County Community College Dist., G.O. Bonds, Series 2020-A, 5.00% 8/15/2025	1,000	1,043
Coppell Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 4.00% 8/15/2044 (preref. 8/15/2023)	1,470	1,479
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2022, 5.00% 2/15/2032	1,000	1,108
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2014-C, 5.00% 2/15/2027	1,625	1,660
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2015-B-2, 0.28% 2/15/2040 (put 8/15/2024)	1,800	1,699
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds, Series 2014-E, 5.00% 11/1/2023	2,285	2,285
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Estates at Shiloh), Series 2019, 1.25% 7/1/2037 (put 7/1/2023)	2,685	2,640
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Highpoint at Wynnewood), Series 2022, 3.50% 2/1/2044 (put 2/1/2026)	580	558
City of Dallas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Midpark Towers), Series 2021, 0.35% 1/1/2024 (put 7/1/2023)	1,775	1,756
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2015-A, 5.00% 10/1/2023	1,630	1,656
Dallas Area Rapid Transit Sales Tax Rev. Ref. Bonds, Series 2014-A, 5.00% 12/1/2031	1,100	1,139
Dallas Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2030 (preref. 2/15/2025)	1,000	1,036
Dallas Independent School Dist., Unlimited Tax School Building Bonds, Series 2016-A, 5.00% 2/15/2027	1,000	1,034
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2024	300	308
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2024	400	411
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2025	210	219
Del Mar College Dist., Limited Tax Bonds, Series 2020-B, 5.00% 8/15/2025	315	328
Del Mar College Dist., Limited Tax Bonds, Series 2020-A, 5.00% 8/15/2026	335	352
Del Valle Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 6/15/2026	1,000	1,056
Denton County Housing Fin. Corp., Multi Family Housing Rev. Bonds (Pathway on Woodrow Apartments), Series 2022, 5.00% 2/1/2026 (put 2/1/2025)	1,155	1,178
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2023	1,000	1,014
El Paso Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 8/15/2026	400	412
Forney Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-B, 5.00% 8/15/2033	1,945	2,119
Fort Bend Grand Parkway Toll Road Auth., Limited Contract Tax and Toll Road Rev. Ref. Bonds, Series 2021-A, 5.00% 3/1/2027	330	350
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2024	1,000	1,030
Fort Bend Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2021-B, 0.72% 8/1/2051 (put 8/1/2026)	3,310	2,871
Fort Bend Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2020-B, 0.875% 8/1/2050 (put 8/1/2025)	7,175	6,496
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2021-A, 5.00% 2/15/2023	1,750	1,759
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2026	500	526
Fort Worth Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2027	1,000	1,065
Friendswood Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 2.00% 2/15/2023	700	697
G.O. Water Financial Assistance Rev. Ref. Bonds, Series 2021-B, 4.00% 8/1/2030	560	565
Galveston Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/1/2031	930	1,011
Galveston Public Fac. Corp., Multi Family Housing Rev. Bonds (The Orleanders at Broadway), Series 2021, 0.47% 8/1/2025 (put 8/1/2024)	1,425	1,330
City of Garland, Tax and Rev. Certs. of Obligation, Series 2021, 5.00% 2/15/2024	315	322
Garland Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2023	115	116
Garland Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 2/15/2030	1,000	1,031
City of Georgetown, Utility System Rev. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 8/15/2026	1,000	1,049
American Funds Short-Term Tax-Exempt Bond Fund — Page 27 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 5.00% 2/15/2027	USD1,125	$1,196
Goose Creek Consolidated Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B, 0.60% 2/15/2035 (put 8/17/2026)	810	721
Harlandale Independent School Dist., Maintenance Tax Notes, Series 2021, BAM insured, 2.00% 8/15/2040 (put 8/15/2024)	455	442
Harlandale Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 0.75% 8/15/2045 (put 8/15/2025)	2,365	2,190
Harlingen Consolidated Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 8/15/2024	1,000	1,029
County of Harris, Tax Rev. and Rev. Ref. Bonds, Series 2022-A, 5.00% 8/15/2032	3,650	4,044
County of Harris, Toll Road Rev. and Rev. Ref. Bonds, Series 2018-A, 5.00% 8/15/2024	150	154
County of Harris, Unlimited Tax Road Rev. Ref. Bonds, Series 2022-A, 5.00% 10/1/2032	2,180	2,397
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds (Memorial Hermann Health System), Series 2019-C-2, (SIFMA Municipal Swap Index + 0.57%) 2.81% 12/1/2049 (put 12/4/2024)[2]	5,000	4,965
Harris County Cultural Education Facs. Fin. Corp., Medical Facs. Mortgage Rev. Ref. Bonds (Baylor College of Medicine), Series 2019-A, (3-month USD-LIBOR x 0.70 + 0.65%) 2.85% 11/15/2046 (put 7/1/2024)[2]	1,385	1,385
Harris County Cultural Education Facs. Fin. Corp., Rev. Bonds (Texas Medical Center), Series 2020-A, 0.90% 5/15/2050 (put 5/15/2025)	1,205	1,094
Harris County Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Ref. Bonds (TECO Project), Series 2017, 5.00% 11/15/2024	1,325	1,367
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.89% 7/1/2031[2]	100	100
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Corona Del Valle), Series 2021, 0.37% 8/1/2025 (put 8/1/2023)	3,235	3,146
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Palladium Simpson Stuart Apartments), Series 2021, 0.35% 1/1/2025 (put 1/1/2024)	1,660	1,587
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2021-A, 3.00% 1/1/2052	2,430	2,274
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 3/1/2049	925	926
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 3/1/2050	2,735	2,669
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2020-A, 3.50% 3/1/2051	745	712
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	6,530	6,081
Housing Options, Inc., Multi Family Housing Rev. Bonds (Brooks Manor - The Oaks Project), Series 2021, 0.50% 8/1/2041 (put 3/1/2025)	730	671
City of Houston, Airport System Rev. Ref. Bonds, Series 2020-A, AMT, 5.00% 7/1/2027	1,000	1,029
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2019-B, 2.00% 11/15/2024	615	592
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2023	65	65
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2024	45	45
City of Houston, Convention and Entertainment Facs. Dept., Hotel Occupancy Tax and Special Rev. Ref. Bonds, Series 2021, 4.00% 9/1/2025	40	40
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2023	550	557
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2024	575	589
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2025	445	461
City of Houston, Memorial City Redev. Auth., Tax Increment Contract Rev. and Rev. Ref. Bonds, Series 2019, Assured Guaranty Municipal insured, 5.00% 9/1/2026	320	335
Houston Housing Fin. Corp., Multi Family Housing Rev. Bonds (Temenos Place Apartments), Series 2021, 0.29% 8/1/2024 (put 8/1/2023)	775	753
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2028	1,000	1,079
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2029	1,215	1,327
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2032	1,500	1,671
American Funds Short-Term Tax-Exempt Bond Fund — Page 28 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
Humble Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2033	USD1,570	$1,739
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 8/1/2024	1,000	1,029
Hutto Independent School Dist., Unlimited Tax School Building Bonds, Series 2015, 2.00% 2/1/2055 (put 8/1/2025)	2,000	1,920
Jacksonville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2025	2,240	2,327
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2/15/2027 (preref. 2/15/2025)	1,470	1,526
Kilgore Independent School Dist., Unlimited Tax School Building Bonds, Series 2022, 5.00% 2/15/2026	435	457
Lamar Consolidated Independent School Dist., Unlimited Tax Schoolhouse and Rev. Ref. Bonds, Series 2015, 5.00% 2/15/2024	2,000	2,042
Lower Colorado River Auth., Rev. Ref. Bonds, Series 2022, Assured Guaranty Municipal insured, 5.00% 5/15/2027	1,000	1,060
County of Matagorda, Navigation Dist. No. 1, Pollution Control Rev. Ref. Bonds (Central Power and Light Co. Project), Series 1996, AMT, 0.90% 5/1/2030 (put 9/1/2023)	1,110	1,082
Medina Valley Independent School Dist., Unlimited Tax School Building Bonds, Series 2021, 0.82% 2/15/2051 (put 2/15/2026)	835	738
Midland County Public Fac. Corp., Multi Family Housing Rev. Bonds (Palladium at West Francis), Series 2020, 0.35% 6/1/2024 (put 6/1/2023)	2,500	2,447
Midland Independent School Dist., Unlimited Tax School Building Bonds, Series 2014, 5.00% 2/15/2037 (preref. 2/15/2023)	1,000	1,005
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2008-D, 6.25% 12/15/2026	1,120	1,160
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2022	125	125
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Ref. Bonds, Series 2021, 5.00% 12/15/2025	1,480	1,501
Nacogdoches Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2/15/2027	985	1,048
City of New Braunfels, Utility System Rev. Ref. Bonds, Series 2021, 5.00% 7/1/2023	1,000	1,012
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University at Galveston Project), Series 2014-A, 4.75% 4/1/2046 (preref. 4/1/2024)	1,295	1,318
North Central Texas Housing Fin. Corp., Multi Family Housing Rev. Bonds (Bluebonnet Ridge Apartments), Series 2021, 0.375% 8/1/2040 (put 8/1/2024)	620	580
North East Independent School Dist., Unlimited Tax School Building Bonds, Series 2022-C, 2.05% 8/1/2046 (put 8/1/2023)	5,335	5,268
North Texas Tollway Auth., System Rev. and Rev. Ref. Bonds, Series 2019-A, 5.00% 1/1/2023	2,000	2,006
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 1/1/2023 (escrowed to maturity)	1,620	1,625
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2014-A, 5.00% 1/1/2024 (escrowed to maturity)	515	525
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2016-A, 5.00% 1/1/2026	2,450	2,493
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 0.70% 6/1/2050 (put 6/1/2025)	5,000	4,456
Odessa Housing Fin. Corp., Multi Family Housing Rev. Bonds (Cove in Odessa Apartments), Series 2021, 0.37% 2/1/2024 (put 9/1/2023)	2,125	2,041
Pasadena Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2013, 5.00% 2/15/2038	3,810	3,829
Plainview Independent School Dist., Unlimited Tax School Building Bonds, Series 2020-A, 5.00% 2/15/2023	1,795	1,804
Plano Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020, 5.00% 2/15/2023	1,145	1,151
Prosper Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-B, 2.00% 2/15/2050 (put 8/15/2023)	6,355	6,255
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2024	200	204
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2025	250	259
County of Rockwall, Permanent Improvement and Rev. Ref. Bonds, Series 2020, 5.00% 2/1/2026	260	273
Round Rock Independent School Dist., Unlimited Tax School Building Bonds, Series 2016, 5.00% 8/1/2027	1,535	1,603
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2015-D, 1.125% 12/1/2045 (put 12/1/2026)	1,990	1,693
City of San Antonio, Electric and Gas Systems Rev. Bonds, Series 2013, 5.00% 2/1/2048 (preref. 2/1/2023)	900	904
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2023	1,005	1,010
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2025	1,730	1,796
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015, 5.00% 2/1/2026	1,400	1,473
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2022, 5.00% 2/1/2027	90	95
American Funds Short-Term Tax-Exempt Bond Fund — Page 29 of 39

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2/1/2048 (put 12/1/2022)	USD2,915	$2,914
City of San Antonio, Passenger Fac. Charge and Airport System Rev. Ref. Bonds, Series 2019-A, AMT, 5.00% 7/1/2024	1,000	1,015
San Antonio Housing Trust Fin. Corp., Multi Family Housing Rev. Bonds (The Arbors at West Avenue Apartments), Series 2022, 1.45% 3/1/2026 (put 3/1/2025)	690	650
San Antonio Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2020-B, 5.00% 8/15/2026	1,925	2,038
Tarrant County Cultural Education Facs. Fin. Corp., Rev. Bonds (Christus Health), Series 2022-A, 5.00% 7/1/2053 (put 7/1/2032)	3,510	3,650
Texas City Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2019, 5.00% 8/15/2024	1,400	1,442
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2023	640	643
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2020, 5.00% 2/15/2024	220	225
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-1, 0.45% 2/15/2036 (put 8/15/2023)	2,675	2,618
Tomball Independent School Dist., Unlimited Tax School Building Bonds, Series 2014-B-2, 0.26% 2/15/2039 (put 8/15/2024)	1,645	1,548
Transportation Commission, G.O. Mobility Fund Bonds, Series 2014-B, 0.65% 10/1/2041 (put 4/1/2026)	5,500	4,929
Transportation Commission, G.O. Mobility Fund Rev. Ref. Bonds, Series 2014-B, 5.00% 10/1/2026	1,000	1,025
Travis County Strategic Housing Fin. Corp., Multi Family Housing Rev. Bonds (Yager Flats), Series 2021, 0.46% 9/1/2041 (put 2/1/2025)	11,000	10,025
Trinity River Auth., Rev. Ref. Bonds (Tarrant County Water Project), Series 2015, 5.00% 2/1/2025	1,005	1,042
Trinity River Public Fac. Corp., Multi Family Housing Rev. Bonds (Cowan Place Apartments), Series 2021, 0.28% 10/1/2024 (put 10/1/2023)	2,500	2,397
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 4/15/2023	1,000	1,008
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2022-A, 5.00% 7/1/2028	3,200	3,465
Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2022-A, 5.00% 7/1/2029	2,550	2,788
Waco Public Facs. Corp. II, Multi Family Housing Rev. Bonds (Trendwood Apartments), Series 2022, 3.50% 8/1/2025 (put 8/1/2024)	4,928	4,842
Water Dev. Board, State Revolving Fund Rev. Bonds, Series 2020, 5.00% 8/1/2024	750	772
Water Dev. Board, State Water Implementation Rev. Fund of Texas Rev. Bonds (Master Trust), Series 2018-B, 5.00% 4/15/2023	45	45
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2019-A, 5.00% 10/15/2024	1,990	2,055
		247,468
Utah 1.09%
Housing Corp., Multi Family Housing Rev. Bonds (Fellowship Manor Apartments), Series 2022, 2.00% 10/1/2024 (put 10/1/2023)	5,000	4,924
Housing Corp., Multi Family Housing Rev. Bonds (New City Plaza Apartments Project), Series 2021, 3.50% 8/1/2025 (put 8/1/2024)	9,836	9,702
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 1/1/2045	145	144
Intermountain Power Agcy., Power Supply Rev. Bonds, Series 2022-A, 5.00% 7/1/2032	1,400	1,543
Jordan Valley Water Conservancy Dist., Water Rev. and Rev. Ref. Bonds, Series 2021-A, 5.00% 10/1/2023	1,100	1,118
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-B, 5.00% 7/1/2024	275	282
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2026	2,250	2,304
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2017-A, AMT, 5.00% 7/1/2029	800	816
Salt Lake City, Airport Rev. Bonds (Salt Lake City International Airport), Series 2021-A, AMT, 5.00% 7/1/2029	1,500	1,542
County of Salt Lake, Board of Education, G.O. Rev. Ref. Bonds (Utah School Bond Guaranty Act), Series 2021, 5.00% 6/1/2024	2,390	2,455
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Bonds, notes & other debt instruments (continued) Utah (continued)	Principal amount (000)	Value (000)
Transit Auth., Sales Tax Rev. Bonds, Series 2008-A, 5.25% 6/15/2023	USD110	$111
City of Vineyard, Redev. Agcy., Tax Increment Rev. and Rev. Ref. Bonds, Series 2021, Assured Guaranty Municipal insured, 5.00% 5/1/2024	155	159
		25,100
Vermont 0.02%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2014-A, AMT, 4.00% 11/1/2044	145	142
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2020-A, 3.75% 11/1/2050	340	332
		474
Virginia 1.32%
County of Arlington, Industrial Dev. Auth., Hospital Rev. Bonds (Virginia Hospital Center), Series 2020, 5.00% 7/1/2025	1,000	1,030
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2/1/2033 (preref. 2/1/2023)	3,735	3,747
College Building Auth., Educational Facs. Rev. Bonds (21st Century College and Equipment Programs), Series 2013-A, 4.50% 2/1/2034 (preref. 2/1/2023)	1,950	1,956
Commonwealth Transportation Board, Transportation Capital Projects Rev. Bonds, Series 2018, 5.00% 5/15/2027	3,105	3,319
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Arrowbrook Apartments Project), Series 2020, 0.41% 1/1/2041 (put 1/1/2024)	8,000	7,584
County of Fairfax, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Oakwood North Four Project), Series 2021, 0.41% 5/1/2025 (put 5/1/2024)	5,000	4,729
City of Hopewell, Redev. and Housing Auth., Multi Family Housing Rev. Bonds (Hopewell Heights Apartments), Series 2021-A, 0.49% 12/1/2024 (put 12/1/2023)	815	784
County of Loudoun, Econ. Dev. Auth., Multi Family Housing Rev. Bonds (The View at Broadlands Project), Series 2022, 2.00% 4/1/2025 (put 4/1/2024)	2,495	2,433
County of Loudoun, Econ. Dev. Auth., Public Fac. Rev. and Rev. Ref. Bonds (Loudoun County Public Facs. Project), Series 2021-A, 5.00% 12/1/2023	2,375	2,420
City of Lynchburg, Econ. Dev. Auth., Hospital Rev. and Rev. Ref. Bonds (Centra Health Obligated Group), Series 2021, 4.00% 1/1/2027	850	837
City of Norfolk, G.O. Capital Improvement Bonds, Series 2019, 5.00% 8/1/2044 (preref. 8/1/2028)	1,000	1,088
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2022	50	50
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2023	30	29
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2025	230	218
Small Business Fncg. Auth., Residential Care Facs. Rev. and Rev. Ref. Bonds (LifeSpire of Virginia), Series 2021, 3.00% 12/1/2026	235	219
		30,443
Washington 1.60%
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Improvement and Rev. Ref. Green Bonds, Series 2021-S-1, 5.00% 11/1/2028	65	71
Central Puget Sound Regional Transit Auth., Sales Tax Improvement Green Bonds, Series 2015-S-2B, (SIFMA Municipal Swap Index + 0.45%) 2.69% 11/1/2045 (put 11/1/2023)[2]	2,150	2,150
Econ. Dev. Fin. Auth., Environmental Facs. Rev. Green Bonds (Mura Cascade ELP, LLC Project), Series 2021, AMT, 0.33% 12/1/2041 (put 12/8/2022)[3]	2,005	1,997
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 7/1/2023	2,860	2,895
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2016-A, 5.00% 7/1/2026	1,075	1,132
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 3), Series 2018-C, 5.00% 7/1/2026	1,965	2,070
City of Everett, Housing Auth., Multi Family Housing Rev. Bonds (Baker Heights Legacy), Series 2021, 0.30% 9/1/2024 (put 9/1/2023)	770	746
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-A, 5.25% 1/1/2040 (preref. 1/1/2023)	2,655	2,663
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Housing Fin. Commission, Multi Family Housing Rev. Bonds (Garten Haus Apartments Project), Series 2021, 0.37% 7/1/2024 (put 7/1/2023)	USD460	$449
Housing Fin. Commission, Multi Family Housing Rev. Bonds (HopeSource III Portfolio Projects), Series 2022, 1.25% 1/1/2025 (put 1/1/2024)	2,210	2,129
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 6/1/2044	170	169
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 12/1/2047	825	818
Housing Fin. Commission, Single Family Program Bonds, Series 2018-1-N, 4.00% 12/1/2048	2,075	2,045
Housing Fin. Commission, Single Family Program Bonds, Series 2019-1-N, 4.00% 6/1/2049	515	507
Housing Fin. Commission, Single Family Program Bonds, Series 2020-2-N, 3.00% 12/1/2050	285	270
Housing Fin. Commission, Single Family Program Bonds, Series 2020-1-N, 4.00% 12/1/2050	1,910	1,874
Housing Fin. Commission, Single Family Program Bonds, Series 2021-2-N, 3.00% 6/1/2051	770	715
Housing Fin. Commission, Single Family Program Rev. Ref. Bonds, Series 2022-1-N, 5.00% 12/1/2052	750	759
Northshore School Dist., Unlimited Tax G.O. Rev. Ref. Bonds, Series 2022, 5.00% 12/1/2029	400	440
City of Seattle, Housing Auth., Rev. and Rev. Ref. Bonds (Northgate Plaza Project), Series 2021, 1.00% 6/1/2026	680	621
City of Seattle, Housing Auth., Rev. Bonds (Lam Bow Apartments Project), Series 2021, 1.25% 6/1/2024	150	145
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2021-B, (SIFMA Municipal Swap Index + 0.25%) 2.49% 5/1/2045 (put 11/1/2026)[2]	1,090	1,063
City of Seattle, Municipal Light and Power Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.73% 11/1/2046 (put 11/1/2023)[2]	3,400	3,400
City of Seattle, Water System Improvement and Rev. Ref. Bonds, Series 2021, 5.00% 8/1/2027	595	639
Port of Seattle, Rev. Bonds, Series 2019, AMT, 5.00% 4/1/2023	1,000	1,006
Port of Seattle, Rev. Ref. Bonds, Series 2022-B, AMT, 5.00% 8/1/2029	4,750	4,948
Tobacco Settlement Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2013, 5.00% 6/1/2023	1,000	1,009
University of Washington, General Rev. Ref. Bonds, Series 2020-C, 5.00% 4/1/2025	250	260
		36,990
West Virginia 0.30%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2011-A, AMT, 1.00% 1/1/2041 (put 9/1/2025)	1,310	1,171
G.O. State Road Bonds, Series 2021-A, 5.00% 12/1/2025	665	699
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Bonds (West Virginia University Health System Obligated Group), Series 2013-A, 5.375% 6/1/2038 (preref. 6/1/2023)	1,245	1,260
Housing Dev. Fund, Multi Family Housing Rev. Bonds (Parkland Place / Chapmanville Towers), Series 2021, 0.28% 4/1/2024 (put 4/1/2023)	3,875	3,815
		6,945
Wisconsin 1.47%
G.O. Bonds, Series 2015-A, 5.00% 5/1/2031 (preref. 5/1/2023)	4,085	4,122
G.O. Rev. Ref. Bonds, Series 2017-3, 5.00% 11/1/2027	1,050	1,123
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 6/1/2038 (put 6/1/2023)	2,700	2,704
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.79% 8/15/2054 (put 7/26/2023)[2]	3,800	3,792
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 7/1/2024 (preref. 7/1/2023)	1,015	1,027
Health and Educational Facs. Auth., Rev. Bonds (Gundersen Lutheran), Series 2020, 5.00% 2/15/2026[3]	4,000	4,125
Health and Educational Facs. Auth., Rev. Bonds (Saint John’s Communities, Inc. Project), Series 2018-A, 5.00% 9/15/2050 (preref. 9/15/2023)	1,000	1,014
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2015-A, AMT, 4.00% 9/1/2045	60	59
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 3/1/2046	550	539
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 3/1/2048	495	489
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 3/1/2048	1,195	1,180
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2019-C, 4.00% 3/1/2050	1,155	1,133
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2020-A, 3.50% 9/1/2050	2,390	2,297
American Funds Short-Term Tax-Exempt Bond Fund — Page 32 of 39

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-A, 3.00% 3/1/2052	USD2,290	$2,150
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2021-C, 3.00% 9/1/2052	815	763
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.40% 5/1/2045 (put 11/1/2023)	350	337
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-B, 0.50% 11/1/2050 (put 11/1/2024)	290	265
Housing and Econ. Dev. Auth., Housing Rev. Bonds, Series 2021-C, 0.81% 11/1/2052 (put 5/1/2025)	1,110	1,021
City of Milwaukee, Metropolitan Sewerage Dist., G.O. Sewerage System Green Bonds, Series 2022-A, 5.00% 10/1/2032	2,300	2,513
Public Fin. Auth., Retirement Facs. First Mortgage Rev. and Rev. Ref. Bonds (The United Methodist Retirement Homes), Series 2021-A, 4.00% 10/1/2025	60	59
Public Fin. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2021-C, 4.00% 10/1/2041 (put 10/1/2030)	1,160	1,115
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-3, AMT, 1.10% 7/1/2029 (put 6/1/2026)	2,380	2,106
		33,933
Wyoming 0.30%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-3, 3.00% 12/1/2044	60	60
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 6/1/2045	265	264
Community Dev. Auth., Housing Rev. Bonds, Series 2021-1, 3.00% 6/1/2050	5,155	4,848
Community Dev. Auth., Housing Rev. Bonds, Series 2021-3, 3.00% 6/1/2050	795	758
Community Dev. Auth., Housing Rev. Bonds, Series 2020-1, 4.00% 12/1/2050	1,020	1,000
		6,930
Total bonds, notes & other debt instruments (cost: $1,899,455,000)		1,806,231
Short-term securities 22.31% Municipals 22.31%
Freddie Mac, Multi Family Mortgage Certs., Series 2019-M-055, 2.45% 12/15/2028[2,3]	2,000	2,000
State of Arizona, City of Phoenix, Industrial Dev. Auth., Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2014-A, 1.63% 11/15/2052[2]	14,475	14,475
State of Arizona, City of Phoenix, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2013, AMT, 2.25% 12/1/2035 (put 11/1/2022)[4]	15,000	15,000
State of Arizona, County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010, 2.75% 4/1/2029 (put 12/1/2022)[4]	1,185	1,185
State of California, Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2022-A, 5.00% 5/15/2023	550	555
State of California, Infrastructure and Econ. Dev. Bank, Rev. Bonds (Brightline West Passenger Rail Project), Series 2020-A, AMT, 0.85% 1/1/2050 (put 1/26/2023)[3,4]	5,000	4,955
State of California, Kern Community College Dist., Facs. Improvement Dist. No. 1, G.O. Bond Anticipation Notes, Capital Appreciation Notes, Series 2020, 0% 8/1/2023	370	361
State of California, City of Los Angeles, Dept. of Water and Power, Rev. Bonds, Series 2021-1, 1.26% 7/1/2050[2]	3,125	3,125
State of California, City of Los Angeles, Dept. of Water and Power, Water System Demand Rev. Bonds, Series 2001-B-4, 1.23% 7/1/2035[2]	1,700	1,700
State of California, City of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/29/2023	16,000	16,088
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2022, 4.00% 6/30/2023	3,500	3,520
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Bonds, Series 2017-C, 2.51% 7/1/2047 (put 5/21/2024)[2,4]	2,440	2,428
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2021-B, AMT, 2.35% 7/1/2051 (put 1/17/2023)[4]	1,635	1,629
State of California, Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2020, AMT, 2.95% 10/1/2045 (put 12/1/2022)[4]	9,150	9,142
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 2.25% 8/1/2023 (put 2/1/2023)[3,4]	8,000	8,000
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Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.875% 8/1/2024 (put 11/1/2022)[3,4]	USD300	$300
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2022, 5.00% 6/30/2023	5,000	5,064
State of California, San Diego Unified School Dist., Tax and Rev. Anticipation Notes, Series 2022-A, 4.00% 6/30/2023	2,635	2,651
District of Columbia, Housing Fin. Agcy., Collateralized Multi Family Housing Rev. Bonds (The Strand Residences Project), Series 2019, 2.50% 2/1/2039 (put 8/1/2023)[4]	1,000	989
State of Florida, Dev. Fin. Corp., Rev. Bonds (Brightline Florida Passenger Rail Expansion Project), Series 2021-A, AMT, 2.90% 12/1/2056 (put 4/4/2023)[4]	8,440	8,373
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 2.95% 5/1/2034 (put 12/1/2022)[4]	4,000	3,998
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 2019-C, 1.60% 10/1/2047[2]	1,900	1,900
State of Florida, Miami-Dade County School Dist., Tax Anticipation Notes, Series 2022, 4.00% 2/23/2023	5,000	5,014
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.59% 8/1/2044[2]	13,750	13,750
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2010-B, Wells Fargo LOC, 1.61% 8/1/2044[2]	3,000	3,000
State of Indiana, Fin. Auth., Environmental Improvement Rev. Bonds (Fulcrum Centerpoint, LLC Project), Series 2021, AMT, 0.28% 12/15/2045 (put 11/15/2022)[4]	2,000	1,998
State of Indiana, Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-A-3, 2.26% 12/1/2039[2]	30,000	30,000
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-E, 1.59% 2/15/2041[2]	2,500	2,500
State of Iowa, Fin. Auth., Rev. Bonds (UnityPoint Health), Series 2018-F, 1.60% 7/1/2041[2]	2,750	2,750
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.62% 12/1/2040[2]	8,400	8,400
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.62% 8/1/2035[2]	6,000	6,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.64% 5/1/2042[2]	7,000	7,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.59% 8/1/2043[2]	4,000	4,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-C, 1.64% 12/1/2043[2]	4,000	4,000
State of Maryland, County of Montgomery, G.O. Bonds, Series 2017-E, 1.64% 11/1/2037[2]	17,145	17,145
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 2.03% 12/1/2041 (put 12/1/2022)[4]	3,000	2,998
State of Massachusetts, Housing Fin. Agcy., Single Family Housing Notes, Series 2021, 0.25% 12/1/2022	1,315	1,312
State of Michigan, Fin. Auth., State Aid Rev. Notes, Series 2022-A, 5.00% 8/21/2023	2,000	2,023
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.59% 12/1/2042[2]	12,200	12,200
State of Michigan, Board of Regents of the University of Michigan, General Rev. IAM Commercial Paper, Series 2009-B, 1.75% 11/3/2022	6,000	6,000
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2008-A, 1.57% 4/1/2038[2]	4,650	4,650
State of Michigan, Regents of the University of Michigan, General Rev. Bonds, Series 2012-B, 1.60% 4/1/2042[2]	5,950	5,950
State of Minnesota, City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-B, 2.32% 11/15/2038[2]	5,000	5,000
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 1.62% 11/15/2035[2]	1,500	1,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-A, 1.62% 12/1/2030[2]	7,300	7,300
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2007-D, 1.62% 12/1/2030[2]	7,780	7,780
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A., Inc. Project), Series 2011-E, 1.62% 11/1/2035[2]	6,500	6,500
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unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 1.64% 2/15/2033[2]	USD9,500	$9,500
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2000-B, 1.64% 3/1/2040[2]	500	500
State of New York, Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 1.63% 7/1/2039[2]	7,300	7,300
State of New York, New York City G.O. Bonds, Series 2006-E-2, 1.57% 8/1/2034[2]	5,700	5,700
State of New York, New York City G.O. Bonds, Series 2005-E-3, 2.24% 8/1/2034[2]	180	180
State of New York, New York City G.O. Bonds, Series 2008-L-3, 1.57% 4/1/2036[2]	800	800
State of New York, New York City G.O. Bonds, Series 2013-F-3, 1.57% 3/1/2042[2]	6,520	6,520
State of New York, New York City G.O. Bonds, Series 2012-G-6, 1.63% 4/1/2042[2]	7,575	7,575
State of New York, New York City G.O. Bonds, Series 2021-3, 2.53% 4/1/2042[2]	3,000	3,000
State of New York, New York City G.O. Bonds, Series 2021-2, 2.55% 4/1/2042[2]	195	195
State of New York, New York City G.O. Bonds, Series 2016-A-5, 1.59% 8/1/2044[2]	1,200	1,200
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2003-F-2, 1.63% 6/15/2035[2]	3,320	3,320
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Bonds, Series 2012-A-2, 1.61% 6/15/2044[2]	3,390	3,390
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 1.57% 6/15/2035[2]	4,500	4,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2007-CC-1, 2.23% 6/15/2038[2]	5,000	5,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2011-FF-1, 1.57% 6/15/2044[2]	2,500	2,500
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2016-AA-1, 1.57% 6/15/2048[2]	14,000	14,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 1.59% 6/15/2048[2]	2,140	2,140
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-BB-1, 1.57% 6/15/2049[2]	3,000	3,000
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-1, 1.59% 6/15/2050[2]	7,170	7,170
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 1.59% 6/15/2050[2]	2,990	2,990
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-A-4, 1.57% 8/1/2041[2]	3,000	3,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-B-4, 1.59% 8/1/2042[2]	12,000	12,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-4, 1.57% 2/1/2045[2]	11,900	11,900
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2015-E-3, 1.59% 2/1/2045[2]	1,000	1,000
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2016-E-4, 1.59% 2/1/2045[2]	9,055	9,055
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-4, 1.59% 8/1/2045[2]	15,890	15,890
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2013-B-3, 1.63% 1/1/2039[2]	570	570
State of Ohio, Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2019-F, 1.63% 1/1/2052[2]	8,450	8,450
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 2.00% 8/1/2045 (put 11/1/2022)[4]	2,500	2,500
State of South Carolina, Housing Fin. and Dev. Auth., Multi Family Housing Rev. Bonds (James Lewis, Jr. Eastside Apartments), Series 2021-B, 0.30% 9/1/2024 (put 3/1/2024)[4]	2,175	2,067
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.64% 5/1/2048[2]	10,090	10,090
American Funds Short-Term Tax-Exempt Bond Fund — Page 35 of 39

unaudited
Short-term securities (continued) Municipals (continued)	Principal amount (000)	Value (000)
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 1.67% 1/1/2033[2]	USD2,020	$2,020
State of Texas, City of Dallas, Rev. IAM Commercial Paper, Series 2022-F-1, 2.35% 11/9/2022	5,000	5,000
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.64% 11/1/2041[2]	3,175	3,175
State of Texas, Gulf Coast Waste Disposal Auth., Environmental Facs. Rev. Bonds (Exxon Project), Series 2002, AMT, 1.66% 12/1/2025[2]	2,760	2,760
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-B, 2.24% 5/15/2034[2]	10,000	10,000
State of Texas, City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2012-A, 2.25% 5/15/2034[2]	12,755	12,755
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco, Inc. Project), Series 1994, 1.62% 10/1/2024[2]	7,000	7,000
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2020-B, AMT, 2.95% 7/1/2040 (put 12/1/2022)[4]	2,400	2,398
State of Texas, Board of Regents of the University of Texas System, Permanent University Fund Bonds, Series 2008-A, 2.18% 7/1/2037[2]	6,610	6,610
State of Texas, Board of Regents of the University of Texas System, Rev. Ref. Bonds, Series 2007-B, 2.21% 8/1/2033[2]	5,725	5,725
State of Virginia, College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2006, 1.71% 11/1/2036[2]	4,600	4,600
State of Virginia, Small Business Fncg. Auth., Demand Rev. Ref. Bonds (Virginia State University Real Estate Foundation), Series 2008, Bank of America LOC, 1.63% 7/1/2030[2]	8,480	8,480
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A., Inc. Project), Series 1992, 1.62% 12/1/2022[2]	1,150	1,150
Total short-term securities (cost: $515,356,000)		514,883
Total investment securities 100.58% (cost: $2,414,811,000)		2,321,114
Other assets less liabilities (0.58%)		(13,415)
Net assets 100.00%		$2,307,699
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 10/31/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,896	December 2022	USD202,102	$(7,418)
10 Year Ultra U.S. Treasury Note Futures	Short	803	December 2022	(93,136)	5,388
30 Year Ultra U.S. Treasury Bond Futures	Short	226	December 2022	(28,850)	4,007
					$1,977
[1]	Step bond; coupon rate may change at a later date.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $21,842,000, which represented .95% of the net assets of the fund.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
American Funds Short-Term Tax-Exempt Bond Fund — Page 36 of 39

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $147,566,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Funds Short-Term Tax-Exempt Bond Fund — Page 37 of 39

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2022 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Texas	$—	$247,468	$—	$247,468
California	—	160,070	—	160,070
New York	—	157,084	—	157,084
Florida	—	84,319	—	84,319
Illinois	—	74,193	—	74,193
Georgia	—	73,108	—	73,108
Alabama	—	59,741	—	59,741
Pennsylvania	—	55,208	—	55,208
Indiana	—	53,723	—	53,723
Michigan	—	52,932	—	52,932
Other	—	788,385	—	788,385
Short-term securities	—	514,883	—	514,883
Total	$—	$2,321,114	$—	$2,321,114

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$9,395	$—	$—	$9,395
Liabilities:
Unrealized depreciation on futures contracts	(7,418)	—	—	(7,418)
Total	$1,977	$—	$—	$1,977
*	Futures contracts are not included in the fund’s investment portfolio.
American Funds Short-Term Tax-Exempt Bond Fund — Page 38 of 39

unaudited
Key to abbreviations
Agcy. = Agency
AMT = Alternative Minimum Tax
Assn. = Association
Auth. = Authority
Certs. = Certificates
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing

G.O. = General Obligation
IAM = Interest at Maturity
LIBOR = London Interbank Offered Rate
LOC = Letter of credit
Part. = Participation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
SIFMA = Securities Industry and Financial Markets Association
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-039-1222O-S89815	American Funds Short-Term Tax-Exempt Bond Fund — Page 39 of 39